UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3651
                                   ------------------------------
                           Touchstone Strategic Trust
-----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        303 Broadway, Cincinnati, Ohio 45202
-------------------------------------------------------------------
      (Address of principal executive offices)           (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
---------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 362-8000
                                                    ---------------
Date of fiscal year end:  3/31/06
                          -------
Date of reporting period: 9/30/05
                          -------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Touchstone Emerging Growth Fund Touchstone Growth Opportunities Fund Touchstone Large Cap Core Equity Fund Touchstone Large Cap Growth Fund Touchstone Micro Cap Growth Fund Touchstone Small Cap Growth Fund Touchstone Value Plus Fund Touchstone Emerging Growth Fund Touchstone Growth Opportunities Fund Touchstone Large Cap Core Equity Fund Touchstone Large Cap Growth Fund Touchstone Micro Cap Growth Fund Touchstone Small Cap Growth Fund Touchstone Value Plus Fund Touchstone Emerging Growth Fund Touchstone Growth Opportunities Fund Touchstone Large Cap Core Equity Fund Touchstone Large Cap Growth Fund Touchstone Micro Cap




                                                  September 30, 2005 (Unaudited)
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE
       INVESTMENTS

--------------------------------------------------------------------------------
                               Semi-Annual Report
--------------------------------------------------------------------------------

Touchstone Emerging Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Core Equity Fund

Touchstone Large Cap Growth Fund

Touchstone Micro Cap Growth Fund

Touchstone Small Cap Growth Fund

Touchstone Value Plus Fund





                      RESEARCH o DESIGN o SELECT o MONITOR

TABLE OF CONTENTS
--------------------------------------------------------------------------------
                                                                           Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                             3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                        4-7
--------------------------------------------------------------------------------
Statements of Operations                                                   8-10
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                       11-15
--------------------------------------------------------------------------------
Financial Highlights                                                      16-38
--------------------------------------------------------------------------------
Notes to Financial Statements                                             39-54
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
           Emerging Growth Fund                                           55-58
--------------------------------------------------------------------------------
           Growth Opportunities Fund                                      59-60
--------------------------------------------------------------------------------
           Large Cap Core Equity Fund                                     61-62
--------------------------------------------------------------------------------
           Large Cap Growth Fund                                          63-64
--------------------------------------------------------------------------------
           Micro Cap Growth Fund                                          65-67
--------------------------------------------------------------------------------
           Small Cap Growth Fund                                          68-71
--------------------------------------------------------------------------------
           Value Plus Fund                                                72-74
--------------------------------------------------------------------------------
Other Items                                                               75-78
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

----------------------------------------------------------------
                       EMERGING GROWTH FUND
                       --------------------
SECTOR ALLOCATION                              (% OF NET ASSETS)
Information Technology                                     27.4
Health Care                                                21.5
Consumer Discretionary                                     14.1
Industrials                                                11.9
Energy                                                     11.8
Financials                                                  7.7
Materials                                                   1.8
Consumer Staples                                            1.4
Investment Funds                                           11.9
Other Assets/Liabilities (Net)                             (9.5)
                                                       --------
TOTAL                                                     100.0
                                                       --------
----------------------------------------------------------------

----------------------------------------------------------------
                    LARGE CAP CORE EQUITY FUND
                    --------------------------
SECTOR ALLOCATION                              (% OF NET ASSETS)
Industrials                                                17.7
Information Technology                                     17.3
Consumer Staples                                           16.2
Financials                                                 14.5
Health Care                                                11.3
Consumer Discretionary                                     10.2
Energy                                                      4.8
Telecommunication                                           2.8
Materials                                                   2.6
Investment Funds                                            3.6
Other Assets/Liabilities (Net)                             (1.0)
                                                       --------
TOTAL                                                     100.0
                                                       --------
----------------------------------------------------------------

----------------------------------------------------------------
                       MICRO CAP GROWTH FUND
                       ---------------------
SECTOR ALLOCATION                              (% OF NET ASSETS)
Health Care                                                27.0
Information Technology                                     23.3
Industrials                                                19.8
Consumer Discretionary                                     15.6
Consumer Staples                                            7.5
Financials                                                  2.7
Materials                                                   2.5
Energy                                                      1.0
Investment Funds                                           27.6
Other Assets/Liabilities (Net)                            (27.0)
                                                       --------
TOTAL                                                     100.0
                                                       --------
----------------------------------------------------------------

----------------------------------------------------------------
                          VALUE PLUS FUND
                          ---------------
SECTOR ALLOCATION                              (% OF NET ASSETS)
Financials                                                 24.6
Energy                                                     13.0
Health Care                                                12.2
Consumer Discretionary                                     10.0
Information Technology                                      9.9
Industrials                                                 9.0
Consumer Staples                                            6.4
Utilities                                                   5.6
Telecommunication                                           4.8
Materials                                                   2.2
Investment Funds                                            5.8
Other Assets/Liabilities (Net)                             (3.5)
                                                       --------
TOTAL                                                     100.0
                                                       --------
----------------------------------------------------------------

----------------------------------------------------------------


                     GROWTH OPPORTUNITIES FUND
                     -------------------------
SECTOR ALLOCATION                              (% OF NET ASSETS)
Information Technology                                     30.9
Health Care                                                27.7
Consumer Discretionary                                     14.2
Energy                                                     13.2
Industrials                                                11.0
Materials                                                   2.0
Consumer Staples                                            1.3
Investment Funds                                            0.8
Other Assets/Liabilities (Net)                             (1.1)
                                                       --------
TOTAL                                                     100.0
                                                       --------
----------------------------------------------------------------

----------------------------------------------------------------
                       LARGE CAP GROWTH FUND
                       ---------------------
SECTOR ALLOCATION                              (% OF NET ASSETS)
Health Care                                                23.0
Information Technology                                     21.4
Consumer Discretionary                                     11.7
Financials                                                  9.3
Telecommunication                                           6.7
Energy                                                      6.3
Consumer Staples                                            6.0
Materials                                                   5.7
Industrials                                                 4.4
Utilities                                                   2.8
Investment Funds                                            5.3
Other Assets/Liabilities (Net)                             (2.6)
                                                       --------
TOTAL                                                     100.0
                                                       --------
----------------------------------------------------------------

----------------------------------------------------------------
                       SMALL CAP GROWTH FUND
                       ---------------------
SECTOR ALLOCATION                              (% OF NET ASSETS)
Information Technology                                     30.6
Health Care                                                16.5
Industrials                                                15.4
Energy                                                     10.4
Consumer Staples                                            6.5
Financials                                                  5.2
Consumer Discretionary                                      4.6
Materials                                                   3.0
Telecommunication                                           1.9
Investment Funds                                           29.5
Other Assets/Liabilities (Net)                            (23.6)
                                                       --------
TOTAL                                                     100.0
                                                       --------
----------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)
===================================================================================================================================
                                                         EMERGING             GROWTH              LARGE CAP              LARGE
                                                          GROWTH           OPPORTUNITIES         CORE EQUITY          CAP GROWTH
                                                           FUND                FUND                  FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    At cost .......................................  $   918,962,829      $    98,618,142      $    10,760,861      $   615,581,077
                                                     ==============================================================================
    Affiliated securities at market value .........  $   114,762,348      $       853,951      $       468,166      $    36,174,635
    Non-affiliated securities at market value .....      938,167,644          110,275,954           12,545,448          662,145,961
                                                     ------------------------------------------------------------------------------
    At market value - including $88,131,934,
        $148,002 and $19,433,536 of securities
        loaned for Emerging Growth Fund,
        Large Cap Core Equity Fund and
        Large Cap Growth Fund, respectively .......    1,052,929,992          111,129,905           13,013,614          698,320,596
Dividends and interest receivable .................          564,439               25,558               19,352              468,089
Receivable for capital shares sold ................        4,325,004               53,612               25,041            4,721,132
Receivable for securities sold ....................          647,313                   --                   --                   --
Receivable for securities lending income ..........           11,888                    4                    4                  644
Receivable from Advisor ...........................               --                   --                1,717                   --
Other assets ......................................           45,530               22,216               11,255               56,176
                                                     ------------------------------------------------------------------------------
TOTAL ASSETS ......................................    1,058,524,166          111,231,295           13,070,983          703,566,637

LIABILITIES
Payable upon return of securities loaned ..........       90,915,822                   --              151,300           19,851,996
Payable for securities purchased ..................        1,880,687              801,821                   --                   --
Payable for capital shares redeemed ...............        2,675,879              298,361               13,030            2,443,497
Payable to Advisor ................................          628,028               85,046                   --              375,353
Payable to other affiliates .......................          153,626               31,122                7,020               42,638
Payable to Trustees ...............................            1,422                1,184                1,600                1,894
Other accrued expenses and liabilities ............          834,055              121,303               17,501              177,136
                                                     ------------------------------------------------------------------------------
TOTAL LIABILITIES .................................       97,089,519            1,338,837              190,451           22,892,514

NET ASSETS ........................................  $   961,434,647      $   109,892,458      $    12,880,532      $   680,674,123
                                                     ==============================================================================

NET ASSETS CONSIST OF:
Paid-in capital ...................................  $   770,192,625      $   156,953,041      $    12,360,020      $   651,823,167
Accumulated net investment income (loss) ..........       (4,458,775)            (739,739)              70,523             (609,050)
Accumulated net realized gains (losses)
    from security transactions ....................       61,733,634          (58,832,607)          (1,802,764)         (53,279,513)
Net unrealized appreciation on investments ........      133,967,163           12,511,763            2,252,753           82,739,519
                                                     ------------------------------------------------------------------------------

NET ASSETS ........................................  $   961,434,647      $   109,892,458      $    12,880,532      $   680,674,123
                                                     ==============================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .........  $   593,867,906      $    85,348,368      $     9,922,338      $   514,859,230
                                                     ==============================================================================
Shares of beneficial interest outstanding
    (unlimited number of shares authorized,
    no par value) .................................       25,549,652            4,276,921            1,015,843           24,137,704
                                                     ==============================================================================
Net asset value and redemption price per share ....  $         23.24      $         19.96      $          9.77      $         21.33
                                                     ==============================================================================
Maximum offering price per share ..................  $         24.66      $         21.18      $         10.37      $         22.63
                                                     ==============================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(CONTINUED)
==============================================================================================================================
                                                          EMERGING            GROWTH            LARGE CAP            LARGE
                                                           GROWTH          OPPORTUNITIES       CORE EQUITY        CAP GROWTH
                                                            FUND               FUND                FUND              FUND
------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ............ $   74,325,359     $    3,040,640     $    1,676,420     $   18,150,201
                                                       =======================================================================
Shares of beneficial interest outstanding
    (unlimited number of shares authorized,
    no par value) ....................................      3,526,602            160,877            173,329            864,247
                                                       =======================================================================
Net asset value, offering price and
    redemption price per share* ...................... $        21.08     $        18.90     $         9.67     $        21.00

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ............ $  293,241,382     $   21,503,450     $    1,281,774     $   98,263,079
                                                       =======================================================================
Shares of beneficial interest outstanding
    (unlimited number of shares authorized,
    no par value) ....................................     13,901,507          1,127,975            131,950          4,670,764
                                                       =======================================================================
Net asset value, offering price and
    redemption price per share* ...................... $        21.09     $        19.06     $         9.71     $        21.04
                                                       =======================================================================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares ............ $           --     $           --     $           --     $   49,401,613
                                                       =======================================================================
Shares of beneficial interest outstanding
    (unlimited number of shares authorized,
    no par value) ....................................             --                 --                 --          2,311,313
                                                       =======================================================================
Net asset value, offering price and
    redemption price per share ....................... $           --     $           --     $           --     $        21.37
                                                       =======================================================================

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)
================================================================================================================
                                                               MICRO CAP          SMALL CAP          VALUE PLUS
                                                              GROWTH FUND        GROWTH FUND            FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
    At cost ...............................................  $  69,533,004      $ 276,943,495      $  69,938,422
                                                             ---------------------------------------------------
    Affiliated securities at market value .................  $  17,770,221      $  73,233,115      $   4,398,092
    Non-affiliated securities at market value .............     63,867,241        233,696,852         74,769,050
                                                             ---------------------------------------------------
    At market value - including $17,050,621,
        $56,002,458 and $2,590,585 of securities
        loaned for the Micro Cap Growth Fund,
        Small Cap Growth Fund and Value Plus Fund,
        respectively ......................................     81,637,462        306,929,967         79,167,142
Dividends and interest receivable .........................         14,127            108,713            105,188
Receivable for capital shares sold ........................        484,039          2,835,296             73,778
Receivable for securities sold ............................        617,460            816,218                 --
Receivable for securities lending income ..................         29,862             42,080                 54
Other assets ..............................................         30,495             38,797             10,608
                                                             ---------------------------------------------------
TOTAL ASSETS ..............................................     82,813,445        310,771,071         79,356,770
                                                             ---------------------------------------------------

LIABILITIES
Payable upon return of securities loaned ..................     17,591,183         57,727,317          2,661,772
Payable for securities purchased ..........................        656,394          4,056,219                 --
Payable for capital shares redeemed .......................        169,758            249,686            112,552
Payable to Advisor ........................................         64,387            240,397             46,585
Payable to other affiliates ...............................         10,197             25,267             13,603
Payable to Trustees .......................................          2,083              1,580              1,605
Other accrued expenses and liabilities ....................         38,687             79,497             36,615
                                                             ---------------------------------------------------
TOTAL LIABILITIES .........................................     18,532,689         62,379,963          2,872,732
                                                             ---------------------------------------------------

NET ASSETS ................................................  $  64,280,756      $ 248,391,108      $  76,484,038
                                                             ===================================================

NET ASSETS CONSIST OF:
Paid-in capital ...........................................  $  58,056,233      $ 220,514,067      $  77,850,106
Accumulated net investment income (loss) ..................       (351,706)          (930,475)           312,266
Accumulated net realized losses from
    security transactions .................................     (5,528,229)        (1,178,956)       (10,907,054)
Net unrealized appreciation on investments ................     12,104,458         29,986,472          9,228,720
                                                             ---------------------------------------------------

NET ASSETS ................................................  $  64,280,756      $ 248,391,108      $  76,484,038
                                                             ===================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .................  $  42,051,542      $  43,589,779      $  73,892,470
                                                             ===================================================
Shares of beneficial interest outstanding
    (unlimited number of shares authorized,
    no par value) .........................................      3,593,516          2,657,281          6,693,557
                                                             ===================================================
Net asset value and redemption price per share ............  $       11.70      $       16.40      $       11.04
                                                             ===================================================
Maximum offering price per share ..........................  $       12.41      $       17.40      $       11.71
                                                             ===================================================

STATEMENTS OF ASSETS AND LIABILITIES
(CONTINUED)
===============================================================================================================
                                                              MICRO CAP          SMALL CAP         VALUE PLUS
                                                             GROWTH FUND        GROWTH FUND           FUND
---------------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ................ $           --     $    9,426,350     $      854,659
                                                           ====================================================
Shares of beneficial interest outstanding
    (unlimited number of shares authorized,
    no par value) ........................................             --            585,951             81,319
                                                           ====================================================
Net asset value, offering price and
    redemption price per share* .......................... $           --     $        16.09     $        10.51
                                                           ====================================================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ................ $   22,215,743     $   20,345,310     $    1,736,909
                                                           ====================================================
Shares of beneficial interest outstanding
    (unlimited number of shares authorized,
    no par value) ........................................      1,915,253          1,263,634            164,351
                                                           ====================================================
Net asset value, offering price and
    redemption price per share* .......................... $        11.60     $        16.10     $        10.57
                                                           ====================================================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares ................ $       13,471     $  175,029,669     $           --
                                                           ====================================================
Shares of beneficial interest outstanding
    (unlimited number of shares authorized,
    no par value) ........................................          1,138         10,615,277                 --
                                                           ====================================================
Net asset value, offering price and
    redemption price per share ........................... $        11.84     $        16.49     $           --
                                                           ====================================================

* Redemption price per share varies by length of time shares are held. See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
=================================================================================================================================
                                                           EMERGING            GROWTH            LARGE CAP             LARGE
                                                            GROWTH          OPPORTUNITIES       CORE EQUITY          CAP GROWTH
                                                             FUND               FUND                FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities ................  $      157,760      $          709      $        1,556      $       92,293
Dividends from non-affiliated securities ............       3,297,921             311,343             122,118           2,236,147
Interest ............................................         250,442               3,340               1,554             106,347
Income from securities loaned .......................          57,395               1,634                  10             100,955
                                                       --------------------------------------------------------------------------
TOTAL INVESTMENT INCOME .............................       3,763,518             317,026             125,238           2,535,742
                                                       --------------------------------------------------------------------------

EXPENSES
Investment advisory fees ............................       3,738,175             509,434              41,284           1,837,864
Distribution expenses, Class A ......................         722,436             104,770              12,088             475,771
Distribution expenses, Class B ......................         361,672              14,853               8,443              71,254
Distribution expenses, Class C ......................       1,421,301             108,850               6,710             355,849
Sponsor fees ........................................         934,552                  --              12,701                  --
Transfer agent fees, Class A ........................         312,161              63,067               6,154              69,030
Transfer agent fees, Class B ........................          71,767               6,000               6,000               9,963
Transfer agent fees, Class C ........................         208,047              32,399               6,000              26,347
Transfer agent fees, Class I ........................              --                  --                  --               6,000
Postage and supplies ................................         459,113              91,611               9,785              90,953
Administration fees .................................         188,614              29,645               3,493             114,368
Registration fees ...................................              --               1,323                  11              23,578
Registration fees, Class A ..........................          30,123               6,350               4,166              12,508
Registration fees, Class B ..........................           7,500               4,574               3,831               6,555
Registration fees, Class C ..........................          12,250               4,931               3,619               9,465
Registration fees, Class I ..........................              --                  --                  --               9,545
Accounting services fees ............................          34,500              25,500              19,500              38,250
Reports to shareholders .............................          66,407              17,387               3,687              13,249
Custodian fees ......................................          58,934              19,662               4,530              19,921
Professional fees ...................................          25,228              10,213               7,923              12,002
Trustees' fees and expenses .........................           4,219               3,691               3,749               4,211
Compliance fees and expenses ........................           2,632                 370                  42                 420
Other expenses ......................................           8,094               2,135                 684               2,251
                                                       --------------------------------------------------------------------------
TOTAL EXPENSES ......................................       8,667,725           1,056,765             164,400           3,209,354
Sponsor fees waived .................................        (317,676)                 --             (12,701)                 --
Fees waived and/or expenses
    reimbursed by the Advisor .......................              --                  --             (76,824)             (2,994)
Fees from commission recapture ......................        (127,756)                 --                  --             (61,568)
                                                       --------------------------------------------------------------------------

NET EXPENSES ........................................       8,222,293           1,056,765              74,875           3,144,792
                                                       --------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS) ........................      (4,458,775)           (739,739)             50,363            (609,050)
                                                       --------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(CONTINUED)
=================================================================================================================================
                                                           EMERGING            GROWTH            LARGE CAP             LARGE
                                                            GROWTH          OPPORTUNITIES       CORE EQUITY          CAP GROWTH
                                                             FUND               FUND                FUND                FUND
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses)
    from security transactions ......................  $   51,062,131      $    6,762,284      $     (142,771)     $    7,411,794
Net change in unrealized appreciation/
    depreciation on investments .....................      28,220,919           5,591,292             464,271          37,384,433
                                                       --------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS
    ON INVESTMENTS ..................................      79,283,050          12,353,576             321,500          44,796,227
                                                       --------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
    FROM OPERATIONS .................................  $   74,824,275      $   11,613,837      $      371,863      $   44,187,177
                                                       ==========================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
===========================================================================================================================
                                                                       MICRO CAP            SMALL CAP         VALUE PLUS
                                                                      GROWTH FUND          GROWTH FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities ..............................  $        4,914      $       75,815      $       11,506
Dividends from non-affiliated securities ..........................         116,724             391,115             709,345
Interest ..........................................................           5,852              85,276              10,427
Income from securities loaned .....................................         143,654             191,938                 266
                                                                     ------------------------------------------------------
TOTAL INVESTMENT INCOME ...........................................         271,144             744,144             731,544
                                                                     ------------------------------------------------------

EXPENSES
Investment advisory fees ..........................................         353,741           1,190,558             286,242
Distribution expenses, Class A ....................................          47,063              49,887              92,112
Distribution expenses, Class B ....................................              --              45,428               4,318
Distribution expenses, Class C ....................................          94,697              97,087               8,892
Sponsor fees ......................................................          56,599             190,491              76,332
Transfer agent fees, Class A ......................................          19,403              33,901              17,548
Transfer agent fees, Class B ......................................              --               9,493               6,000
Transfer agent fees, Class C ......................................          11,158              16,369               6,000
Transfer agent fees, Class I ......................................           6,000               6,000                  --
Administration fees ...............................................          15,564              49,900              20,990
Postage and supplies ..............................................          17,640              44,940              14,085
Registration fees .................................................             672               7,599                  14
Registration fees, Class A ........................................           6,330              10,570               4,683
Registration fees, Class B ........................................              --               6,225               3,591
Registration fees, Class C ........................................           4,437               6,330               2,174
Registration fees, Class I ........................................           9,506              10,721                  --
Accounting services fees ..........................................          20,112              29,402              22,500
Custodian fees ....................................................           5,711              21,962               5,311
Professional fees .................................................           8,891               9,880               9,270
Reports to shareholders ...........................................           5,340              20,249               2,241
Trustees' fees and expenses .......................................           4,211               3,729               3,733
Compliance fees and expenses ......................................              60                 315                  98
Other expenses ....................................................           1,714               2,980                  25
                                                                     ------------------------------------------------------
TOTAL EXPENSES ....................................................         688,849           1,864,016             586,159
Sponsor fees waived ...............................................         (56,599)           (144,015)            (76,332)
Fees waived by the Advisor ........................................          (9,400)                 --              (3,739)
Fees from commission recapture ....................................              --             (45,382)                 --
                                                                     ------------------------------------------------------
NET EXPENSES ......................................................         622,850           1,674,619             506,088
                                                                     ------------------------------------------------------

NET INVESTMENT INCOME (LOSS) ......................................        (351,706)           (930,475)            225,456
                                                                     ------------------------------------------------------

REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ............      (2,747,048)          1,250,229           3,624,863
Net change in unrealized appreciation/
    depreciation on investments ...................................       5,700,537          14,457,714          (1,794,477)
                                                                     ------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS
    ON INVESTMENTS ................................................       2,953,489          15,707,943           1,830,386
                                                                     ------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ........................  $    2,601,783      $   14,777,468      $    2,055,842
                                                                     ======================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================================
                                                            EMERGING GROWTH FUND                GROWTH OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                            SIX MONTHS
                                                          ENDED              YEAR               ENDED              YEAR
                                                        SEPT. 30,            ENDED            SEPT. 30,            ENDED
                                                           2005             MARCH 31,            2005             MARCH 31,
                                                        (UNAUDITED)           2005            (UNAUDITED)           2005
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss ................................. $  (4,458,775)     $  (9,852,791)     $    (739,739)     $  (1,658,581)
Net realized gains (losses) from
    security transactions ...........................    51,062,131         56,815,359          6,762,284         (1,250,798)
Net change in unrealized appreciation/
    depreciation on investments .....................    28,220,919         (7,412,336)         5,591,292         (1,270,962)
                                                      ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN
    NET ASSETS FROM OPERATIONS ......................    74,824,275         39,550,232         11,613,837         (4,180,341)
                                                      ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on
    security transactions, Class A ..................            --        (30,707,187)                --                 --
From net realized gains on
    security transactions, Class B ..................            --         (4,178,621)                --                 --
From net realized gains on
    security transactions, Class C ..................            --        (16,875,744)                --                 --
                                                      ----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS ...................            --        (51,761,552)                --                 --
                                                      ----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ...........................    73,503,616        288,690,322          6,807,016         18,493,777
Reinvested distributions ............................            --         24,935,700                 --                 --
Payments for shares redeemed ........................  (101,641,035)      (192,878,196)       (11,723,613)       (51,241,202)
                                                      ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CLASS A  SHARE TRANSACTIONS ................   (28,137,419)       120,747,826         (4,916,597)       (32,747,425)
                                                      ----------------------------------------------------------------------

CLASS B
Proceeds from shares sold ...........................     1,956,422         13,522,238             60,800            306,152
Reinvested distributions ............................            --          3,177,338                 --                 --
Payments for shares redeemed ........................    (5,142,463)        (8,140,115)          (395,171)          (758,312)
                                                      ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CLASS B SHARE TRANSACTIONS .................    (3,186,041)         8,559,461           (334,371)          (452,160)
                                                      ----------------------------------------------------------------------

CLASS C
Proceeds from shares sold ...........................    24,071,698         92,363,704            665,850          1,446,418
Reinvested distributions ............................            --          9,991,538                 --                 --
Payments for shares redeemed ........................   (37,838,034)       (63,213,832)        (3,303,212)        (7,583,036)
                                                      ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CLASS C SHARE TRANSACTIONS .................   (13,766,336)        39,141,410         (2,637,362)        (6,136,618)
                                                      ----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............    29,734,479        156,237,377          3,725,507        (43,516,544)

NET ASSETS
Beginning of period .................................   931,700,168        775,462,791        106,166,951        149,683,495
                                                      ----------------------------------------------------------------------
End of period ....................................... $ 961,434,647      $ 931,700,168      $ 109,892,458      $ 106,166,951
                                                      ======================================================================

ACCUMULATED NET INVESTMENT LOSS ..................... $  (4,458,775)     $          --      $    (739,739)     $          --
                                                      ======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
===========================================================================================================================
                                                              LARGE CAP CORE                           LARGE CAP
                                                               EQUITY FUND                            GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED              YEAR               ENDED              YEAR
                                                       SEPT. 30,            ENDED            SEPT. 30,            ENDED
                                                          2005             MARCH 31,            2005             MARCH 31,
                                                       (UNAUDITED)           2005            (UNAUDITED)         2005 (A)
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                         $      50,363      $     123,232      $    (609,050)     $    (547,767)
Net realized gains (losses) from
    security transactions                                 (142,771)            69,903          7,411,794         (3,744,037)
Net change in unrealized appreciation/
    depreciation on investments                            464,271            447,901         37,384,433         32,652,389
                                                     ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    FROM OPERATIONS                                        371,863            641,036         44,187,177         28,360,585
                                                     ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                             --           (104,022)                --                 --
From net investment income, Class B                             --             (6,024)                --                 --
From net investment income, Class C                             --             (6,291)                --                 --
                                                     ----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                               --           (116,337)                --                 --
                                                     ----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                  597,731          1,314,451        233,956,680        203,259,563
Reinvested distributions                                        --            102,649                 --                 --
Payments for shares redeemed                              (293,986)        (1,242,101)       (26,667,242)       (21,915,861)
                                                     ----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
     CLASS A SHARE TRANSACTIONS                            303,745            174,999        207,289,438        181,343,702
                                                     ----------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                   89,090            615,003          6,981,642          8,537,367
Reinvested distributions                                        --              5,126                 --                 --
Payments for shares redeemed                              (123,555)          (487,110)          (583,466)          (703,491)
                                                     ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
     FROM CLASS B SHARE TRANSACTIONS                       (34,465)           133,019          6,398,176          7,833,876
                                                     ----------------------------------------------------------------------

CLASS C
Proceeds from shares sold                                  189,428            324,160         45,989,582         42,222,881
Reinvested distributions                                        --              4,213                 --                 --
Payments for shares redeemed                              (618,439)          (991,375)        (2,313,248)        (1,452,263)
                                                     ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CLASS C SHARE TRANSACTIONS                       (429,011)          (663,002)        43,676,334         40,770,618
                                                     ----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)
======================================================================================================================
                                                           LARGE CAP CORE                           LARGE CAP
                                                             EQUITY FUND                           GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS                           SIX MONTHS
                                                      ENDED              YEAR              ENDED              YEAR
                                                    SEPT. 30,            ENDED           SEPT. 30,            ENDED
                                                       2005             MARCH 31,           2005             MARCH 31,
                                                    (UNAUDITED)           2005           (UNAUDITED)         2005 (A)
----------------------------------------------------------------------------------------------------------------------
CLASS I
Proceeds from shares sold                                    --                --         6,761,122         45,601,562
Payments for shares redeemed                                 --                --        (4,062,414)        (3,553,094)
                                                  --------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    FROM CLASS I SHARE TRANSACTIONS                          --                --         2,698,708         42,048,468
                                                  --------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                            212,132           169,715       304,249,833        300,357,249

NET ASSETS
Beginning of period                                  12,668,400        12,498,685       376,424,290         76,067,041
                                                  --------------------------------------------------------------------
End of period                                     $  12,880,532     $  12,668,400     $ 680,674,123      $ 376,424,290
                                                  ====================================================================

ACCUMULATED NET INVESTMENT
    INCOME (LOSS)                                 $      70,523     $      20,160     $    (609,050)     $          --
                                                  ====================================================================

(A) Except for Class I shares, which represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================================================
                                                      MICRO CAP                     SMALL CAP                   VALUE PLUS
                                                     GROWTH FUND                   GROWTH FUND                     FUND
----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                    SIX MONTHS                   SIX MONTHS
                                               ENDED         PERIOD          ENDED           YEAR         ENDED            YEAR
                                             SEPT. 30,        ENDED        SEPT. 30,         ENDED      SEPT. 30,          ENDED
                                                2005        MARCH 31,         2005        MARCH 31,        2005         MARCH 31,
                                             (UNAUDITED)    2005 (A)       (UNAUDITED)     2005 (B)     (UNAUDITED)        200
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ............. $   (351,706)  $   (306,311)  $   (930,475)  $ (1,449,143)  $    225,456   $    334,149
Net realized gains (losses) from
    security transactions ................   (2,747,048)    (2,781,181)     1,250,229     (2,004,542)     3,624,863      1,692,108
Net change in unrealized appreciation/
    depreciation on investments ..........    5,700,537      6,403,921     14,457,714      2,379,623     (1,794,477)     2,689,196
                                           ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS ......................    2,601,783      3,316,429     14,777,468     (1,074,062)     2,055,842      4,715,453
                                           ---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ......           --             --             --             --             --       (320,278)
From net realized gains on
    security transactions, Class A .......           --             --             --     (1,246,812)            --             --
From net realized gains on
    security transactions, Class B .......           --             --             --       (224,660)            --             --
From net realized gains on
    security transactions, Class C .......           --             --             --       (488,471)            --             --
From net realized gains on
    security transactions, Class I .......           --             --             --     (1,079,040)            --             --
                                           ---------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS ........           --             --             --     (3,038,983)            --       (320,278)
                                           ---------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ................   14,385,562     31,541,033      8,846,157     23,301,967      1,814,818     15,037,600
Reinvested distributions .................           --             --             --      1,133,280             --        315,342
Payments for shares redeemed .............   (6,438,068)    (1,614,570)    (5,880,184)   (36,962,457)    (3,517,715)   (10,606,767)
                                           ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CLASS A SHARE TRANSACTIONS ......    7,947,494     29,926,463      2,965,973    (12,527,210)    (1,702,897)     4,746,175
                                           ---------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold ................           --             --        240,315      2,217,143         68,529        237,082
Reinvested distributions .................           --             --             --        191,118             --             --
Payments for shares redeemed .............           --             --       (360,400)      (857,512)      (109,874)      (164,408)
                                           ---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CLASS B SHARE TRANSACTIONS ......           --             --       (120,085)     1,550,749        (41,345)        72,674
                                           ---------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)
===================================================================================================================================
                                                   MICRO CAP                     SMALL CAP                        VALUE PLUS
                                                  GROWTH FUND                   GROWTH FUND                          FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS                     SIX MONTHS                       SIX MONTHS
                                           ENDED           PERIOD         ENDED             YEAR           ENDED            YEAR
                                         SEPT. 30,          ENDED       SEPT. 30,           ENDED        SEPT. 30,          ENDED
                                            2005          MARCH 31,        2005          MARCH 31,          2005         MARCH 31,
                                         (UNAUDITED)      2005 (A)      (UNAUDITED)       2005 (B)       (UNAUDITED)        2005
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold .............    6,274,345     16,065,265       2,253,933       8,502,606          32,616         332,945
Reinvested distributions ..............           --             --              --         240,827              --              --
Payments for shares redeemed ..........   (1,157,866)      (706,257)     (2,067,536)     (3,735,034)       (186,629)       (452,623)
                                       --------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    FROM CLASS C SHARE TRANSACTIONS ...    5,116,479     15,359,008         186,397       5,008,399        (154,013)       (119,678)
                                       --------------------------------------------------------------------------------------------

CLASS I
Proceeds from shares sold .............       19,000            100      89,360,955      84,391,152              --              --
Reinvested distributions ..............           --             --              --       1,078,915              --              --
Payments for shares redeemed ..........       (6,000)            --      (6,984,377)     (2,674,911)             --              --
                                       --------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    FROM CLASS I SHARE TRANSACTIONS ...       13,000            100      82,376,578      82,795,156              --              --
                                       --------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS ..........   15,678,756     48,602,000     100,186,331      72,714,049         157,587       9,094,346

NET ASSETS
Beginning of period ...................   48,602,000             --     148,204,777      75,490,728      76,326,451      67,232,105
                                       --------------------------------------------------------------------------------------------
End of period .........................$  64,280,756   $ 48,602,000   $ 248,391,108   $ 148,204,777   $  76,484,038   $  76,326,451
                                       ============================================================================================

ACCUMULATED NET INVESTMENT
    INCOME (LOSS) .....................$    (351,706)  $         --   $    (930,475)  $          --   $     312,266   $      86,810
                                       ============================================================================================

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005 for Class A and Class C shares; (October 4, 2004) through March 31, 2005 for Class I shares.

(B) Except for Class I shares, which represents the period from commencement of operations (May 5, 2004) through March 31, 2005.

See accompanying notes to financial statements.

EMERGING GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                SIX MONTHS                                                               THREE
                                   ENDED           YEAR         YEAR           YEAR          YEAR        MONTHS        YEAR
                                 SEPT. 30,         ENDED        ENDED          ENDED        ENDED         ENDED        ENDED
                                   2005          MARCH 31,    MARCH 31,      MARCH 31,     MARCH 31,    MARCH 31,    DEC. 31,
                                (UNAUDITED)        2005         2004           2003          2002        2001(A)       2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period .......  $   21.42       $   21.73    $   13.89       $   19.52    $   15.96    $  17.93      $   16.96
                                ----------------------------------------------------------------------------------------------

Income (loss) from
   investment operations:
   Net investment loss .......      (0.08)          (0.16)       (0.13)          (0.14)       (0.14)         --          (0.06)
   Net realized and unrealized
    gains (losses) on
    investments ..............       1.90            1.03         7.97           (5.29)        3.76       (1.97)          4.16
                                ----------------------------------------------------------------------------------------------
Total from investment
   operations ................       1.82            0.87         7.84           (5.43)        3.62       (1.97)          4.10
                                ----------------------------------------------------------------------------------------------

Distributions from net
   realized gains ............         --           (1.18)          --           (0.20)       (0.06)         --          (3.13)
                                ----------------------------------------------------------------------------------------------

Net asset value at
   end of period .............  $   23.24       $   21.42    $   21.73       $   13.89    $   19.52    $  15.96      $   17.93
                                ==============================================================================================

Total return(B) ..............       8.50%(C)        4.13%       56.44%         (27.90%)      22.72%     (10.99%)(C)     25.92%
                                ==============================================================================================

Net assets at end of
   period (000's) ............  $ 593,868       $ 574,855    $ 458,524       $ 153,247    $ 169,781    $ 19,141      $  15,304
                                ==============================================================================================

Ratio of net expenses to
   average net assets ........       1.50%(D)        1.50%        1.49%(E)        1.50%        1.50%       1.50%(D)       1.50%

Ratio of net investment loss
   to average net assets .....      (0.67%)(D)      (0.84%)      (0.93%)(E)      (1.07%)      (1.02%)     (0.10%)(D)     (0.40%)

Portfolio turnover ...........         66%(D)          85%          79%             62%          73%         68%(D)         98%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.50% and the ratio of net investment loss to average net assets would have been (0.94%).

See accompanying notes to financial statements.

EMERGING GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED            YEAR          YEAR            YEAR         PERIOD
                                                       SEPT. 30,           ENDED         ENDED           ENDED         ENDED
                                                          2005           MARCH 31,     MARCH 31,       MARCH 31,     MARCH 31,
                                                       (UNAUDITED)         2005          2004            2003         2002(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............  $    19.50       $    20.03    $    12.53       $    18.25    $    16.45
                                                       ------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss .............................       (0.15)           (0.29)        (0.25)           (0.14)        (0.09)
    Net realized and unrealized gains (losses)
        on investments ..............................        1.73             0.94          7.75            (5.38)         1.95
                                                       ------------------------------------------------------------------------
Total from investment operations ....................        1.58             0.65          7.50            (5.52)         1.86
                                                       ------------------------------------------------------------------------

Distributions from net realized gains ...............          --            (1.18)           --            (0.20)        (0.06)
                                                       ------------------------------------------------------------------------

Net asset value at end of period ....................  $    21.08       $    19.50    $    20.03       $    12.53    $    18.25
                                                       ========================================================================

Total return(B) .....................................        8.10%(C)         3.37%        59.86%          (30.34%)       11.35%(C)
                                                       ========================================================================

Net assets at end of period (000's) .................  $   74,325       $   71,879    $   64,918       $   26,226    $   15,335
                                                       ========================================================================

Ratio of net expenses to average net assets .........        2.25%(D)         2.25%         2.24%(E)         2.25%         2.25%(D)

Ratio of net investment loss to
    average net assets ..............................       (1.42%)(D)       (1.60%)       (1.68%)(E)       (1.77%)       (1.90%)(D)

Portfolio turnover rate .............................          66%(D)           85%           79%              62%           73%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

See accompanying notes to financial statements.

EMERGING GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                 SIX MONTHS                                                                THREE
                                    ENDED            YEAR         YEAR            YEAR         YEAR        MONTHS          YEAR
                                  SEPT. 30,          ENDED        ENDED           ENDED       ENDED         ENDED          ENDED
                                    2005           MARCH 31,    MARCH 31,       MARCH 31,    MARCH 31,    MARCH 31,      DEC. 31,
                                 (UNAUDITED)         2005         2004            2003         2002        2001(A)         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ........  $     19.51       $   20.04    $   12.55       $   18.26    $   15.01    $  16.87       $   16.29
                                 -------------------------------------------------------------------------------------------------

Income (loss) from
   investment operations:
   Net investment
    income (loss) .............        (0.15)          (0.30)       (0.23)          (0.13)        0.01       (0.02)          (0.17)
   Net realized and unrealized
    gains (losses) on
    investments ...............         1.73            0.95         7.72           (5.38)        3.30       (1.84)           3.88
                                 -------------------------------------------------------------------------------------------------
Total from investment
   operations .................         1.58            0.65         7.49           (5.51)        3.31       (1.86)           3.71
                                 -------------------------------------------------------------------------------------------------

Less distributions:
   Dividends from net
    investment income .........           --              --           --              --           --          --           (3.13)
   Distributions from net
    realized gains ............           --           (1.18)          --           (0.20)       (0.06)         --              --
                                 -------------------------------------------------------------------------------------------------
Total distributions ...........           --           (1.18)          --           (0.20)       (0.06)         --           (3.13)
                                 -------------------------------------------------------------------------------------------------

Net asset value at end
   of period ..................  $     21.09       $   19.51    $   20.04       $   12.55    $   18.26    $  15.01       $   16.87
                                 =================================================================================================

Total return(B) ...............         8.10%(C)        3.36%       59.68%         (30.27%)      22.09%     (11.03%)(C)      24.58%
                                 =================================================================================================

Net assets at end of
   period (000's) .............  $   293,242       $ 284,966    $ 252,021       $  97,743    $  67,347    $  7,600       $   5,466
                                 =================================================================================================

Ratio of net expenses to
   average net assets .........         2.25%(D)        2.25%        2.24%(E)        2.25%        2.25%       2.25%(D)        2.25%

Ratio of net investment loss to
  average net assets ..........        (1.42%)(D)      (1.60%)      (1.68%)(E)      (1.77%)      (1.61%)     (0.63%)(D)      (1.15%)

Portfolio turnover ............           66%(D)          85%          79%             62%          73%         68%(D)          98%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND--CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED
                                                SEPT. 30,                                YEAR ENDED MARCH 31,
                                                  2005            ----------------------------------------------------------------
                                               (UNAUDITED)           2005          2004          2003         2002         2001
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....   $     17.92        $   18.06     $   12.70     $  18.18     $   19.97     $   32.43
                                               -----------------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ....................         (0.11)           (0.24)        (0.21)       (0.19)        (0.18)        (0.13)
    Net realized and unrealized gains
        (losses) on investments ............          2.15             0.10          5.57        (5.29)        (1.61)       (12.33)
                                               -----------------------------------------------------------------------------------
Total from investment operations ...........          2.04            (0.14)         5.36        (5.48)        (1.79)       (12.46)
                                               -----------------------------------------------------------------------------------
Net asset value at end of period ...........   $     19.96        $   17.92     $   18.06     $  12.70     $   18.18     $   19.97
                                               ===================================================================================

Total return(A) ............................         11.38%(B)        (0.78%)       42.20%      (30.14%)       (8.96%)      (38.42%)
                                               ===================================================================================

Net assets at end of period (000's) ........   $    85,348        $  81,313     $ 117,605     $ 84,472     $ 121,791     $ 107,435
                                               ===================================================================================

Ratio of net expenses to
    average net assets .....................          1.72%(C)         1.68%         1.60%        1.83%         1.49%         1.54%

Ratio of net investment loss to
    average net assets .....................         (1.14%)(C)       (1.14%)       (1.23%)      (1.40%)       (0.98%)       (0.66%)

Portfolio turnover rate ....................            81%(C)           35%           47%          39%           52%           35%

Amount of debt outstanding at
    end of period (000's) ..................           n/a              n/a           n/a     $     --     $      --           n/a

Average daily amount of debt outstanding
    during the period (000's)(D) ...........           n/a              n/a           n/a     $    242     $      24           n/a

Average daily number of capital shares
    outstanding during the period (000's)(D)           n/a              n/a           n/a        8,916         8,481           n/a

Average amount of debt per share
    during the period (D) ..................           n/a              n/a           n/a     $   0.03     $      --(E)        n/a

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D)   Based on fund level shares outstanding.

(E)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND--CLASS B
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED               YEAR            YEAR           YEAR         PERIOD
                                                 SEPT. 30,             ENDED           ENDED          ENDED         ENDED
                                                    2005             MARCH 31,       MARCH 31,      MARCH 31,     MARCH 31,
                                                 (UNAUDITED)           2005            2004           2003         2002(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......   $      16.97        $    17.31     $    12.13     $    17.78     $    22.74
                                                 ---------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ......................          (0.22)            (0.43)         (0.38)         (0.36)         (0.17)
    Net realized and unrealized gains (losses)
        on investments .......................           2.15              0.09           5.56          (5.29)         (4.79)
                                                 ---------------------------------------------------------------------------
Total from investment operations .............           1.93             (0.34)          5.18          (5.65)         (4.96)
                                                 ---------------------------------------------------------------------------

Net asset value at end of period .............   $      18.90        $    16.97     $    17.31     $    12.13     $    17.78
                                                 ===========================================================================

Total return(B) ..............................          11.37%(C)         (1.96%)        42.70%        (31.78%)       (21.81%)(C)
                                                 ===========================================================================

Net assets at end of period (000's) ..........   $      3,041        $    3,064     $    3,608     $    2,463     $    3,380
                                                 ===========================================================================

Ratio of net expenses to average net assets ..           3.04%(D)          2.95%          2.84%          3.16%          2.37%(D)

Ratio of net investment loss to
    average net assets .......................          (2.43%)(D)        (2.38%)        (2.45%)        (2.71%)        (1.93%)(D)

Portfolio turnover rate ......................             81%(D)            35%            47%            39%            52%(D)

Amount of debt outstanding at
    end of period (000's) ....................            n/a               n/a            n/a     $       --     $       --

Average daily amount of debt outstanding
    during the period (000's)(E) .............            n/a               n/a            n/a     $      242     $       24

Average daily number of capital
    shares outstanding during the
    period (000's)(E) ........................            n/a               n/a            n/a          8,916          8,481

Average amount of debt per share
    during the period(E) .....................            n/a               n/a            n/a     $     0.03     $       -- (F)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E)   Based on fund level shares outstanding.

(F)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                               SEPT. 30,                             YEAR ENDED MARCH 31,
                                                  2005        ------------------------------------------------------------------
                                               (UNAUDITED)        2005         2004          2003           2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....  $    17.11       $    17.39    $    12.17    $    17.78    $    19.74    $    32.30
                                             -----------------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ...................       (0.20)           (0.40)        (0.37)        (0.36)        (0.32)        (0.19)
    Net realized and unrealized gains
        (losses) on investments ...........        2.15             0.12          5.59         (5.25)        (1.64)       (12.37)
                                             -----------------------------------------------------------------------------------
Total from investment operations ..........        1.95            (0.28)         5.22         (5.61)        (1.96)       (12.56)
                                             -----------------------------------------------------------------------------------

Net asset value at end of period ..........  $    19.06       $    17.11    $    17.39    $    12.17    $    17.78    $    19.74
                                             ===================================================================================

Total return(A) ...........................       11.40%(B)        (1.61%)       42.89%       (31.55%)       (9.93%)      (38.89%)
                                             ===================================================================================

Net assets at end of period (000's) .......  $   21,503       $   21,789    $   28,470    $   21,727    $   40,967    $   36,475
                                             ===================================================================================

Ratio of net expenses to average net assets        2.66%(C)         2.61%         2.60%         2.87%         2.31%         2.19%

Ratio of net investment loss to
    average net assets ....................       (2.06%)(C)       (2.04%)       (2.21%)       (2.42%)       (1.78%)       (1.31%)

Portfolio turnover rate ...................          81%(C)           35%           47%           39%           52%           35%

Amount of debt outstanding at
    end of period (000's) .................         n/a              n/a           n/a    $       --    $       --           n/a

Average daily amount of debt outstanding
    during the period (000's)(D) ..........         n/a              n/a           n/a    $      242    $       24           n/a

Average daily number of capital shares
    outstanding during the
    period (000's)(D) .....................         n/a              n/a           n/a         8,916         8,481           n/a

Average amount of debt per share
    during the period (D) .................         n/a              n/a           n/a    $     0.03    $       --(E)        n/a

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D)   Based on fund level shares outstanding.

(E)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND--CLASS A
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED            YEAR        YEAR            YEAR         YEAR        PERIOD
                                              SEPT. 30,          ENDED       ENDED           ENDED        ENDED        ENDED
                                                2005           MARCH 31,   MARCH 31,       MARCH 31,    MARCH 31,    MARCH 31,
                                             (UNAUDITED)         2005        2004            2003         2002        2001(A)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....  $      9.48      $    9.10    $    6.71       $    9.19    $    8.90    $   10.00
                                             ---------------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment income .................         0.05           0.11         0.07            0.06         0.06         0.05
    Net realized and unrealized gains
        (losses) on investments ...........         0.24           0.38         2.37           (2.46)        0.28        (1.10)
                                             ---------------------------------------------------------------------------------
Total from investment operations ..........         0.29           0.49         2.44           (2.40)        0.34        (1.05)
                                             ---------------------------------------------------------------------------------

Dividends from net investment income ......           --          (0.11)       (0.05)          (0.08)       (0.05)       (0.05)
                                             ---------------------------------------------------------------------------------

Net asset value at end of period ..........  $      9.77      $    9.48    $    9.10       $    6.71    $    9.19    $    8.90
                                             =================================================================================

Total return(B) ...........................         3.06%(C)       5.32%       36.41%         (26.19%)       3.86%      (10.57%)(C)
                                             =================================================================================

Net assets at end of period (000's) .......  $     9,922      $   9,328    $   8,783       $   6,109    $   7,561    $   6,208
                                             =================================================================================

Ratio of net expenses to average net assets         1.00%(D)       1.00%        0.97%(E)        1.00%        1.00%        1.00%(D)

Ratio of net investment income to
    average net assets ....................         0.97%(D)       1.18%        0.85%(E)        0.90%        0.70%        0.54%(D)

Portfolio turnover rate ...................            6%(D)          7%          10%             29%           9%           3%(D)

(A) Represents the period from the commencement of operations (May 1, 2000) through March 31, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.00% and the ratio of net investment income to average net assets would have been 0.82%.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND--CLASS B
FINANCIAL HIGHLIGHTS
=================================================================================================================
                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED            YEAR         YEAR            YEAR        PERIOD
                                             SEPT. 30,          ENDED        ENDED           ENDED        ENDED
                                                2005          MARCH 31,    MARCH 31,       MARCH 31,    MARCH 31,
                                             (UNAUDITED)        2005         2004            2003        2002(A)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....  $      9.42      $    9.04    $    6.69       $    9.13    $    9.50
                                             --------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment income .................         0.01           0.04         0.01            0.01         0.02
    Net realized and unrealized gains
        (losses) on investments ...........         0.24           0.37         2.36           (2.45)       (0.37)
                                             --------------------------------------------------------------------
Total from investment operations ..........         0.25           0.41         2.37           (2.44)       (0.35)
                                             --------------------------------------------------------------------

Dividends from net investment income ......           --          (0.03)       (0.02)             --(B)     (0.02)
                                             --------------------------------------------------------------------

Net asset value at end of period ..........  $      9.67      $    9.42    $    9.04       $    6.69    $    9.13
                                             ====================================================================

Total return(C) ...........................         2.65%(D)       4.55%       35.37%         (26.70%)      (3.60%)(D)
                                             ====================================================================

Net assets at end of period (000's) .......  $     1,677      $   1,665    $   1,456       $     729    $     860
                                             ====================================================================

Ratio of net expenses to average net assets         1.75%(E)       1.75%        1.72%(F)        1.75%        1.75%(E)

Ratio of net investment income to
    average net assets ....................         0.22%(E)       0.46%        0.10%(F)        0.18%        0.03%(E)

Portfolio turnover rate ...................            6%(E)          7%          10%             29%           9%(E)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

(F) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.07%.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND--CLASS C
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED           YEAR         YEAR            YEAR         YEAR        PERIOD
                                              SEPT. 30,         ENDED        ENDED           ENDED        ENDED        ENDED
                                                2005          MARCH 31,    MARCH 31,       MARCH 31,    MARCH 31,    MARCH 31,
                                             (UNAUDITED)        2005         2004            2003         2002        2001(A)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....  $      9.46      $    9.08    $    6.72       $    9.13    $    8.88    $   10.00
                                             ---------------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment income .................         0.02           0.04         0.01            0.01         0.01         0.01
    Net realized and unrealized gains
        (losses) on investments ...........         0.23           0.37         2.37           (2.41)        0.25        (1.12)
                                             ---------------------------------------------------------------------------------
Total from investment operations ..........         0.25           0.41         2.38           (2.40)        0.26        (1.11)
                                             ---------------------------------------------------------------------------------

Dividends from net investment income ......           --          (0.03)       (0.02)          (0.01)       (0.01)       (0.01)
                                             ---------------------------------------------------------------------------------

Net asset value at end of period ..........  $      9.71      $    9.46    $    9.08       $    6.72    $    9.13    $    8.88
                                             =================================================================================

Total return(B) ...........................         2.64%(C)       4.52%       35.38%         (26.32%)       3.00%      (11.12%)(C)
                                             =================================================================================

Net assets at end of period (000's) .......  $     1,282      $   1,675    $   2,260       $     920    $     900    $     128
                                             =================================================================================

Ratio of net expenses to average net assets         1.75%(D)       1.75%        1.72%(E)        1.74%        1.75%        1.73%(D)

Ratio of net investment income (loss) to
    average net assets ....................         0.23%(D)       0.41%        0.13%(E)        0.18%       (0.05%)      (0.46%)(D)

Portfolio turnover rate ...................            6%(D)          7%          10%             29%           9%           3%(D)

(A) Represents the period from the commencement of operations (May 16, 2000) through March 31, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.10%.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                SIX MONTHS                        THREE
                                  ENDED             YEAR         MONTHS
                                 SEPT. 30,         ENDED          ENDED                    YEAR ENDED DECEMBER 31,
                                   2005           MARCH 31,     MARCH 31,      ------------------------------------------------
                                (UNAUDITED)         2005         2004(A)          2003         2002         2001        2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period .......  $     19.84       $   17.31    $   16.53       $   12.19    $   16.63    $   21.73    $   23.59
                                -----------------------------------------------------------------------------------------------

Income (loss) from investment
   operations:
   Net investment loss .......        (0.01)          (0.02)       (0.03)          (0.07)       (0.12)       (0.13)       (0.20)
   Net realized and unrealized
    gains (losses) on
    investments ..............         1.50            2.55         0.81            4.41        (4.32)       (4.97)       (1.61)
                                -----------------------------------------------------------------------------------------------
Total from investment
   operations ................         1.49            2.53         0.78            4.34        (4.44)       (5.10)       (1.81)
                                -----------------------------------------------------------------------------------------------

Distributions from net
   realized gains ............           --              --           --              --           --           --        (0.05)
                                -----------------------------------------------------------------------------------------------

Net asset value at
   end of period .............  $     21.33       $   19.84    $   17.31       $   16.53    $   12.19    $   16.63    $   21.73
                                ===============================================================================================

Total return(B) ..............         7.51%(C)       14.62%        4.72%(C)       35.60%      (26.70%)     (23.47%)      (7.66%)
                                ===============================================================================================

Net assets at end of
   period (000's) ............  $   514,859       $ 274,121    $  69,860       $  62,187    $  13,831    $  20,835    $  44,068
                                ===============================================================================================

Ratio of net expenses to
   average net assets ........         1.13%(D)        1.26%        1.30%(D)        1.39%        1.49%        1.49%        1.48%

Ratio of net investment loss
   to average net assets .....        (0.12%)(D)      (0.23%)      (0.78%)(D)      (0.93%)      (0.82%)      (0.62%)      (1.14%)

Portfolio turnover ...........          128%(D)         127%          60%(D)          60%         115%         124%          54%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
===============================================================================================================
                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                            THREE
                                                ENDED                YEAR           MONTHS             PERIOD
                                               SEPT. 30,            ENDED            ENDED              ENDED
                                                 2005              MARCH 31,       MARCH 31,        DECEMBER 31,
                                              (UNAUDITED)            2005           2004(A)            2003(B)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $     19.60        $     17.24     $     16.50        $     15.45
                                              -----------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ...................         (0.09)             (0.12)          (0.03)             (0.06)
    Net realized and unrealized gains
        on investments ....................          1.49               2.48            0.77               1.11
                                              -----------------------------------------------------------------
Total from investment operations ..........          1.40               2.36            0.74               1.05
                                              -----------------------------------------------------------------

Net asset value at end of period ..........   $     21.00        $     19.60     $     17.24        $     16.50
                                              =================================================================

Total return(C) ...........................          7.14%(D)          13.69%           4.48%(D)           6.80%(D)
                                              =================================================================

Net assets at end of period (000's) .......   $    18,150        $    10,579     $     1,897        $     1,003
                                              =================================================================

Ratio of net expenses to average net assets          2.07%(E)           2.25%           2.25%(E)           2.22%(E)

Ratio of net investment loss to
    average net assets ....................         (1.04%)(E)         (1.23%)         (1.71%)(E)         (1.80%)(E)

Portfolio turnover rate ...................           128%(E)            127%             60%(E)             60%(E)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
===========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                         THREE
                                                 ENDED               YEAR         MONTHS          PERIOD
                                                SEPT. 30,           ENDED          ENDED           ENDED
                                                  2005             MARCH 31,     MARCH 31,     DECEMBER 31,
                                               (UNAUDITED)           2005         2004(A)         2003(B)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $     19.62       $     17.24    $     16.50      $     15.45
                                              -------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ...................         (0.07)            (0.08)         (0.04)           (0.05)
    Net realized and unrealized gains
        on investments ....................          1.49              2.46           0.78             1.10
                                              -------------------------------------------------------------
Total from investment operations ..........          1.42              2.38           0.74             1.05
                                              -------------------------------------------------------------

Net asset value at end of period ..........   $     21.04       $     19.62    $     17.24      $     16.50
                                              =============================================================

Total return(C) ...........................          7.24%(D)         13.81%          4.48%(D)         6.80%(D)
                                              =============================================================

Net assets at end of period (000's) .......   $    98,263       $    48,446    $     4,310      $     2,465
                                              =============================================================

Ratio of net expenses to average net assets          1.94%(E)          2.03%          2.25%(E)         2.21%(E)

Ratio of net investment loss to
    average net assets ....................         (0.92%)(E)        (0.97%)        (1.70%)(E)       (1.78%)(E)

Portfolio turnover rate ...................           128%(E)           127%            60%(E)           60%(E)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS I
FINANCIAL HIGHLIGHTS
=========================================================================================
                            PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED            PERIOD
                                                              SEPT. 30,           ENDED
                                                                2005            MARCH 31,
                                                             (UNAUDITED)         2005(A)
-----------------------------------------------------------------------------------------
Net asset value at beginning of period .................     $     19.86      $     18.34
                                                             ----------------------------

Income from investment operations:
    Net investment income ..............................            0.01             0.01
    Net realized and unrealized gains on investments ...            1.50             1.51
                                                             ----------------------------
Total from investment operations .......................            1.51             1.52
                                                             ----------------------------

Net asset value at end of period .......................     $     21.37      $     19.86
                                                             ============================

Total return(B) ........................................            7.60%            8.29%
                                                             ============================

Net assets at end of period (000's) ....................     $    49,402      $    43,279
                                                             ============================

Ratio of net expenses to average net assets (C) ........            0.91%            1.01%

Ratio of net investment income to average net assets (C)            0.14%            0.21%

Portfolio turnover rate(C) .............................             128%             127%

(A) Represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
=======================================================================================
                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED             PERIOD
                                                          SEPT. 30,             ENDED
                                                             2005             MARCH 31,
                                                          (UNAUDITED)         2005 (A)
---------------------------------------------------------------------------------------
Net asset value at beginning of period ..............     $     11.07       $     10.00
                                                          -----------------------------

Income (loss) from investment operations:
    Net investment loss .............................           (0.05)            (0.06)
    Net realized and unrealized gains on investments             0.68              1.13
                                                          -----------------------------
Total from investment operations ....................            0.63              1.07
                                                          -----------------------------

Net asset value at end of period ....................     $     11.70       $     11.07
                                                          =============================

Total return(B) .....................................            5.69%            10.70%
                                                          =============================

Net assets at end of period (000's) .................     $    42,052       $    32,378
                                                          =============================

Ratio of net expenses to average net assets(C) ......            1.95%             1.95%

Ratio of net investment loss to average net assets(C)           (0.99%)           (1.27%)

Portfolio turnover rate(C) ..........................              87%              101%

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
=======================================================================================
                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED             PERIOD
                                                           SEPT. 30,            ENDED
                                                             2005             MARCH 31,
                                                          (UNAUDITED)         2005 (A)
---------------------------------------------------------------------------------------
Net asset value at beginning of period ..............     $     11.01       $     10.00
                                                          -----------------------------

Income (loss) from investment operations:
    Net investment loss .............................           (0.09)            (0.08)
    Net realized and unrealized gains on investments             0.68              1.09
                                                          -----------------------------
Total from investment operations ....................            0.59              1.01
                                                          -----------------------------

Net asset value at end of period ....................     $     11.60       $     11.01
                                                          =============================

Total return(B) .....................................            5.36%            10.10%
                                                          =============================

Net assets at end of period (000's) .................     $    22,216       $    16,224
                                                          =============================

Ratio of net expenses to average net assets(C) ......            2.70%             2.70%

Ratio of net investment loss to average net assets(C)           (1.74%)           (2.07%)

Portfolio turnover rate(C) ..........................              87%              101%

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)   Annualized.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND--CLASS I
FINANCIAL HIGHLIGHTS
=======================================================================================
                          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED            PERIOD
                                                          SEPT. 30,            ENDED
                                                             2005            MARCH 31,
                                                          (UNAUDITED)        2005 (A)
---------------------------------------------------------------------------------------
Net asset value at beginning of period ..............     $     11.16       $      9.89
                                                          -----------------------------

Income (loss) from investment operations:
    Net investment loss .............................           (0.02)            (0.13)
    Net realized and unrealized gains on investments             0.70              1.40
                                                          -----------------------------
Total from investment operations ....................            0.68              1.27
                                                          -----------------------------

Net asset value at end of period ....................     $     11.84       $     11.16
                                                          =============================

Total return(B) .....................................            6.09%            12.84%
                                                          =============================

Net assets at end of period (000's) .................     $        13       $        --(C)
                                                          =============================

Ratio of net expenses to average net assets(D) ......            1.55%             1.55%

Ratio of net investment loss to average net assets(D)           (0.51%)           (2.34%)

Portfolio turnover rate(D) ..........................              87%              101%

(A) Represents the period from commencement of operations (October 4, 2004) through March 31, 2005.

(B)   Not Annualized.

(C)   Amount rounds to less than $1,000.

(D)   Annualized.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                 YEAR              YEAR                PERIOD
                                                    SEPT.30,                ENDED             ENDED                ENDED
                                                      2005                MARCH 31,         MARCH 31,            MARCH 31,
                                                   (UNAUDITED)              2005              2004                2003(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......     $     15.25          $     16.05       $      9.78          $     10.00
                                                   -----------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ......................           (0.09)               (0.25)            (0.14)               (0.06)
    Net realized and unrealized gains (losses)
       on investments ........................            1.24                (0.14)             6.78                (0.16)
                                                   -----------------------------------------------------------------------
Total from investment operations .............            1.15                (0.39)             6.64                (0.22)
                                                   -----------------------------------------------------------------------

Distributions from net realized gains ........              --                (0.41)            (0.37)                  --
                                                   -----------------------------------------------------------------------

Net asset value at end of period .............     $     16.40          $     15.25       $     16.05          $      9.78
                                                   =======================================================================

Total return(B) ..............................            7.54%(C)            (2.43%)           68.02%               (2.20%)(C)
                                                   =======================================================================

Net assets at end of period (000's) ..........     $    43,590          $    37,675       $    53,064          $    15,230
                                                   =======================================================================

Ratio of net expenses to average net assets ..            1.95%(D)             1.95%             1.89%(E)             1.95%(D)

Ratio of net investment loss to
    average net assets .......................           (1.14%)(D)           (1.40%)           (1.34%)(E)           (1.61%)(D)

Portfolio turnover ...........................              99%(D)              114%              133%                 128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.95% and ratio of net investment loss to average net assets would have been (1.40%).

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                YEAR              YEAR                PERIOD
                                                   SEPT. 30,               ENDED             ENDED                ENDED
                                                      2005               MARCH 31,         MARCH 31,            MARCH 31,
                                                   (UNAUDITED)             2005              2004                2003(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......     $     14.99          $     15.90       $      9.75          $     10.00
                                                   -----------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ......................           (0.15)               (0.29)            (0.21)               (0.06)
    Net realized and unrealized gains (losses)
       on  investments .......................            1.25                (0.21)             6.73                (0.19)
                                                   -----------------------------------------------------------------------
Total from investment operations .............            1.10                (0.50)             6.52                (0.25)
                                                   -----------------------------------------------------------------------

Distributions from net realized gains ........              --                (0.41)            (0.37)                  --
                                                   -----------------------------------------------------------------------

Net asset value at end of period .............     $     16.09          $     14.99       $     15.90          $      9.75
                                                   =======================================================================

Total return(B) ..............................            7.34%(C)            (3.15%)           66.99%               (2.50%)(C)
                                                   =======================================================================

Net assets at end of period (000's) ..........     $     9,426          $     8,908       $     7,831          $     1,399
                                                   =======================================================================

Ratio of net expenses to average net assets ..            2.70%(D)             2.70%             2.63%(E)             2.69%(D)

Ratio of net investment loss to
    average net assets .......................           (1.88%)(D)           (2.13%)           (2.09%)(E)           (2.38%)(D)

Portfolio turnover ...........................              99%(D)              114%              133%                 128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.70% and the ratio of net investment loss to average net assets would have been (2.16%).

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                 YEAR              YEAR                PERIOD
                                                   SEPT. 30,                ENDED             ENDED                ENDED
                                                      2005                MARCH 31,         MARCH 31,            MARCH 31,
                                                   (UNAUDITED)              2005              2004                2003(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......     $     15.00          $     15.91       $      9.74          $     10.00
                                                   -----------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ......................           (0.15)               (0.29)            (0.21)               (0.07)
    Net realized and unrealized gains (losses)
       on  investments .......................            1.25                (0.21)             6.75                (0.19)
                                                   -----------------------------------------------------------------------
Total from investment operations .............            1.10                (0.50)             6.54                (0.26)
                                                   -----------------------------------------------------------------------

Distributions from net realized gains ........              --                (0.41)            (0.37)                  --
                                                   -----------------------------------------------------------------------

Net asset value at end of period .............     $     16.10          $     15.00       $     15.91          $      9.74
                                                   =======================================================================

Total return(B) ..............................            7.33%(C)            (3.15%)           67.26%               (2.60%)(C)
                                                   =======================================================================

Net assets at end of period (000's) ..........     $    20,345          $    18,776       $    14,596          $     3,029
                                                   =======================================================================

Ratio of net expenses to average net assets ..            2.70%(D)             2.70%             2.63%(E)             2.69%(D)

Ratio of net investment loss to
    average net assets .......................           (1.88%)(D)           (2.12%)           (2.09%)(E)           (2.39%)(D)

Portfolio turnover ...........................              99%(D)              114%              133%                 128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.70% and the ratio of net investment loss to average net assets would have been (2.16%).

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS I
FINANCIAL HIGHLIGHTS
========================================================================================
                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED             PERIOD
                                                           SEPT. 30,             ENDED
                                                              2005             MARCH 31,
                                                           (UNAUDITED)         2005 (A)
----------------------------------------------------------------------------------------
Net asset value at beginning of period ...............     $     15.31       $     15.37
                                                           -----------------------------

Income (loss) from investment operations:
    Net investment loss ..............................           (0.04)            (0.05)
    Net realized and unrealized gains on  investments             1.22              0.40
                                                           -----------------------------
Total from investment operations .....................            1.18              0.35
                                                           -----------------------------

Distributions from net realized gains ................              --             (0.41)
                                                           -----------------------------

Net asset value at end of period .....................     $     16.49       $     15.31
                                                           =============================

Total return(B) ......................................            7.71%             2.29%
                                                           =============================

Net assets at end of period (000's) ..................     $   175,030       $    82,846
                                                           =============================

Ratio of net expenses to average net assets (C) ......            1.55%             1.55%

Ratio of net investment loss to average net assets (C)           (0.71%)           (0.95%)

Portfolio turnover (C) ...............................              99%              114%

(A) Represents the period from commencement of operations (May 5, 2004) through March 31, 2005.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND--CLASS A
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                SIX MONTHS                                                            THREE
                                   ENDED           YEAR         YEAR         YEAR         YEAR        MONTHS           YEAR
                                 SEPT.30,          ENDED        ENDED        ENDED        ENDED        ENDED           ENDED
                                   2005          MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,       DEC. 31,
                                (UNAUDITED)        2005         2004         2003         2002        2001(A)          2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period .......  $     10.74      $   10.14    $    7.45    $   10.49    $   10.27    $   10.74       $   11.77
                                ----------------------------------------------------------------------------------------------

Income (loss) from
   investment operations:
   Net investment income .....         0.02           0.04         0.06         0.05         0.02         0.01            0.06
   Net realized and unrealized
    gains (losses) on
    investments ..............         0.28           0.60         2.69        (3.05)        0.22        (0.47)           0.12
                                ----------------------------------------------------------------------------------------------
Total from investment
   operations ................         0.30           0.64         2.75        (3.00)        0.24        (0.46)           0.18
                                ----------------------------------------------------------------------------------------------

Less distributions:
   Dividends from net
    investment income ........           --          (0.04)       (0.06)       (0.04)       (0.02)       (0.01)          (0.06)
   Distributions from net
    realized gains ...........           --             --           --           --           --           --           (0.92)
   Return of capital .........           --             --           --           --           --           --           (0.23)
                                ----------------------------------------------------------------------------------------------
Total distributions ..........           --          (0.04)       (0.06)       (0.04)       (0.02)       (0.01)          (1.21)
                                ----------------------------------------------------------------------------------------------

Net asset value at end
   of period .................  $     11.04      $   10.74    $   10.14    $    7.45    $   10.49    $   10.27       $   10.74
                                ==============================================================================================

Total return(B) ..............         2.79%(C)       6.34%       37.04%      (28.59%)       2.34%       (4.29%)(C)       1.91%
                                ==============================================================================================

Net assets at end of
   period (000's) ............  $    73,892      $  73,600    $  64,612    $  46,113    $  93,214    $  51,442       $  49,807
                                ==============================================================================================

Ratio of net expenses to
   average net assets ........         1.30%(D)       1.30%        1.30%        1.30%        1.30%        1.30%(D)        1.30%

Ratio of net investment income
   to average net assets .....         0.62%(D)       0.46%        0.68%        0.58%        0.23%        0.37%(D)        0.51%

Portfolio turnover ...........           66%(D)         29%          44%          58%          33%          48%(D)          83%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND--CLASS B
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED            YEAR         YEAR         YEAR        PERIOD
                                                SEPT. 30,           ENDED        ENDED        ENDED        ENDED
                                                   2005           MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,
                                                (UNAUDITED)         2005         2004         2003        2002(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......  $     10.27       $    9.73    $    7.18    $   10.18    $   10.72
                                                ------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment loss ......................        (0.01)          (0.03)          --(B)        --(B)     (0.01)
    Net realized and unrealized gains (losses)
        on investments .......................         0.25            0.57         2.58        (2.96)       (0.53)
                                                ------------------------------------------------------------------
Total from investment operations .............         0.24            0.54         2.58        (2.96)       (0.54)
                                                ------------------------------------------------------------------

Dividends from net investment income .........           --              --        (0.03)       (0.04)          --
                                                ------------------------------------------------------------------

Net asset value at end of period .............  $     10.51       $   10.27    $    9.73    $    7.18    $   10.18
                                                ==================================================================

Total return(C) ..............................         2.34%(D)        5.55%       36.04%      (29.05%)      (5.01%)(D)
                                                ==================================================================

Net assets at end of period (000's) ..........  $       855       $     876    $     753    $     367    $     130
                                                ==================================================================

Ratio of net expenses to average net assets ..         2.05%(E)        2.05%        2.05%        2.05%        2.05%(E)

Ratio of net investment loss to
    average net assets .......................        (0.14%)(E)      (0.29%)      (0.09%)      (0.06%)      (0.77%)(E)

Portfolio turnover rate ......................           66%(E)          29%          44%          58%          33%(E)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND--CLASS C
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                                 PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------
                                SIX MONTHS                                                            THREE
                                   ENDED           YEAR         YEAR         YEAR          YEAR       MONTHS           YEAR
                                SEPT. 30,          ENDED        ENDED        ENDED         ENDED       ENDED           ENDED
                                   2005          MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,       DEC. 31,
                                (UNAUDITED)        2005         2004         2003          2002       2001(A)          2000
------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period .......  $     10.33      $    9.78    $    7.22    $   10.18    $   10.02    $   10.50       $   11.48
                                ----------------------------------------------------------------------------------------------

Income (loss) from
   investment operations:
   Net investment loss .......        (0.01)         (0.03)          --(B)     (0.02)       (0.04)       (0.01)          (0.02)
   Net realized and unrealized
    gains (losses) on
    investments ..............         0.25           0.58         2.59        (2.94)        0.20        (0.47)           0.19
                                ----------------------------------------------------------------------------------------------
Total from investment
   operations ................         0.24           0.55         2.59        (2.96)        0.16        (0.48)           0.17
                                ----------------------------------------------------------------------------------------------

Less distributions:
   Dividends from net
    investment income ........           --             --        (0.03)          --           --           --              --
   Distributions from
    net realized gains .......           --             --           --           --           --           --           (0.92)
   Return of capital .........           --             --           --           --           --           --           (0.23)
                                ----------------------------------------------------------------------------------------------
Total distributions ..........           --             --        (0.03)          --           --           --           (1.15)
                                ----------------------------------------------------------------------------------------------

Net asset value at end
   of period .................  $     10.57      $   10.33    $    9.78    $    7.22    $   10.18    $   10.02       $   10.50
                                ==============================================================================================

Total return(C) ..............         2.32%(D)       5.62%       35.89%      (29.08%)       1.60%       (4.57%)(D)       1.87%
                                ==============================================================================================

Net assets at end of
   period (000's) ............  $     1,737      $   1,851    $   1,867    $   1,512    $   2,548    $   1,705       $   2,011
                                ==============================================================================================

Ratio of net expenses to
   average net assets ........         2.05%(E)       2.05%        2.05%        2.05%        2.05%        2.05%(E)        2.05%

Ratio of net investment loss
   to average net assets .....        (0.14%)(E)     (0.29%)      (0.05%)      (0.15%)      (0.51%)      (0.33%)(E)      (0.21%)

Portfolio turnover ...........           66%(E)         29%          44%          58%          33%          48%(E)          83%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Emerging Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Micro Cap Growth Fund, Small Cap Growth Fund, and Value Plus Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

Prior to May 1, 2000, the Emerging Growth Fund and Value Plus Fund were part of the Touchstone Series Trust, a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Funds were merged into separate series of the Trust and their fiscal year ends were subsequently changed from December 31 to March 31.

Prior to October 4, 2003, the Large Cap Growth Fund was a series of the Navellier Funds. Effective October 4, 2003, the Navellier Performance Large Cap Growth Portfolio and the Navellier Millennium Large Cap Growth Portfolio were merged into the Large Cap Growth Fund. The accounting and performance history of the Navellier Performance Large Cap Growth Portfolio was carried forward. The Large Cap Growth Fund was the legal and tax survivor. Effective January 1, 2004, the Fund changed its fiscal year end from December 31 to March 31.

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal by investing primarily (at least 65% of its assets) in emerging growth companies.

The Growth Opportunities Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in stocks of mid to large cap domestic growth companies that the sub-advisor believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period.

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal by investing at least 80% of its total assets in common stocks of large cap companies. Income is a secondary goal.

The Large Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies.

The Micro Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $300 million, referred to as micro cap companies, and which, in the opinion of the sub-advisor, have superior earnings growth characteristics.

The Small Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of small cap companies.

The Value Plus Fund seeks to increase the value of Fund shares over the long-term by investing primarily (at least 65% of its assets) in common stocks of larger companies that the sub-advisor believes are undervalued.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The Emerging Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Micro Cap Growth Fund, and Value Plus Fund offer three classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a maximum distribution fee of up to 0.25%), Class B shares, except Micro Cap Growth Fund, (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a maximum distribution fee of up to 1.00% of average daily net assets), Class C shares (sold subject to a 1.00% contingent deferred sales load for a one-year period and a maximum distribution fee of up to 1.00% of average daily net assets), and Class I shares of Micro Cap Growth Fund (sold without a distribution fee or sales charge, but offered only through selected dealers and subject to a higher minimum initial investment). The Large Cap Growth Fund and Small Cap Growth Fund offer four classes of shares: Class A shares, Class B shares, Class C shares and Class I shares (all described above). Each Class A, Class B, Class C and Class I share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A and Class I shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITY VALUATION -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities. As September 30, 2005, the following Funds loaned common stocks and received collateral as follows:

--------------------------------------------------------------------------------
                                     Fair Value of Common         Value of
                                         Stocks Loaned       Collateral Received
--------------------------------------------------------------------------------
Emerging Growth Fund                      $88,131,934            $90,915,822
Large Cap Core Equity Fund                $   148,002            $   151,300
Large Cap Growth Fund                     $19,433,536            $19,851,996
Micro Cap Growth Fund                     $17,050,621            $17,591,183
Small Cap Growth Fund                     $56,002,458            $57,727,317
Value Plus Fund                           $ 2,590,585            $ 2,661,772
--------------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SHARE VALUATION -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B, Class C and Class I shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5.00% and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales load for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load for Class B shares.

INVESTMENT INCOME -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income, if any, are declared and paid to shareholders annually for each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2005 and 2004 was as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                              EMERGING                         GROWTH                           LARGE CAP
                                              GROWTH                        OPPORTUNITIES                      CORE EQUITY
                                               FUND                             FUND                              FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                      YEAR            YEAR              YEAR            YEAR              YEAR            YEAR
                                      ENDED           ENDED             ENDED           ENDED             ENDED           ENDED
                                     MARCH 31,       MARCH 31,         MARCH 31,       MARCH 31,         MARCH 31,       MARCH 31,
                                       2005           2004              2005            2004              2005            2004
-----------------------------------------------------------------------------------------------------------------------------------
From ordinary income ............  $        --      $        --      $        --      $        --      $   116,337      $    52,387
From long-term  capital gains ...   51,761,552               --               --               --               --               --
                                   ------------------------------------------------------------------------------------------------
                                   $51,761,552      $        --      $        --      $        --      $   116,337      $    52,387
                                   ================================================================================================
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                     LARGE CAP            MICRO CAP             SMALL CAP
                                                      GROWTH               GROWTH                GROWTH
                                                       FUND                 FUND                  FUND
-----------------------------------------------------------------------------------------------------------------
                                               YEAR           YEAR          YEAR           YEAR           YEAR
                                              ENDED           ENDED         ENDED          ENDED          ENDED
                                            MARCH 31,       MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,
                                               2005           2004          2005           2005           2004
-----------------------------------------------------------------------------------------------------------------
From ordinary income ....................  $       --     $       --     $       --     $1,709,786     $1,229,562
From long-term capital gains ............          --             --             --      1,330,596         68,424
                                           ----------------------------------------------------------------------
                                           $       --     $       --     $       --     $3,040,382     $1,297,986
                                           ======================================================================
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                            VALUE PLUS
                                                               FUND
-------------------------------------------------------------------------------
                                                         YEAR           YEAR
                                                        ENDED          ENDED
                                                      MARCH 31,      MARCH 31,
                                                         2005           2004
-------------------------------------------------------------------------------
From ordinary income ...........................    $   320,278     $   404,737
From long-term capital gains ...................             --              --
                                                    ---------------------------
                                                    $   320,278     $   404,737
                                                    ===========================
-------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of March 31, 2005:

---------------------------------------------------------------------------------------------
                                            EMERGING            GROWTH             LARGE CAP
                                             GROWTH          OPPORTUNITIES       CORE EQUITY
                                              FUND               FUND                 FUND
---------------------------------------------------------------------------------------------
Cost of portfolio investments .......     $ 909,711,410      $ 102,584,187      $  10,752,631
                                          ===================================================
Gross unrealized appreciation .......       131,587,458         20,007,616          2,397,561
Gross unrealized depreciation .......       (29,781,907)       (13,087,145)          (692,881)
                                          ---------------------------------------------------
Net unrealized appreciation .........       101,805,551          6,920,471          1,704,680
Post-October losses .................                --            (91,049)                --
Capital loss carryforward ...........                --        (65,503,842)        (1,576,191)
Undistributed ordinary income .......                --                 --             20,160
Undistributed long-term capital gains        14,612,196                 --                 --
                                          ===================================================
    Accumulated earnings (deficit) ..     $ 116,417,747      $ (58,674,420)     $     148,649
                                          ===================================================
---------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                          LARGE CAP          MICRO CAP         SMALL CAP           VALUE
                                           GROWTH             GROWTH            GROWTH             PLUS
                                            FUND               FUND              FUND              FUND
-------------------------------------------------------------------------------------------------------------
Cost of portfolio investments ....     $ 338,919,830      $  52,563,541      $ 149,152,874      $  66,750,247
                                       ======================================================================
Gross unrealized appreciation ....        47,012,735          8,314,208         21,390,492         12,737,912
Gross unrealized depreciation ....        (2,269,813)        (1,947,575)        (6,338,130)        (3,561,284)
                                       ----------------------------------------------------------------------
Net unrealized appreciation ......        44,742,922          6,366,633         15,052,362          9,176,628
Post-October losses ..............        (1,985,495)        (1,619,901)                --                 --
Capital loss carryforward ........       (58,093,648)        (1,123,992)        (1,952,789)       (12,685,348)
Undistributed ordinary income ....                --                 --                 --             86,810
                                       ----------------------------------------------------------------------
    Accumulated earnings (deficit)     $ (15,336,221)     $   3,622,740      $  13,099,573      $  (3,421,910)
                                       ======================================================================
-------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

As of September 30, 2005, the Funds had the following gross unrealized appreciation, gross unrealized depreciation and Federal tax cost:

-----------------------------------------------------------------------------------------------
                                  GROSS            GROSS              NET            FEDERAL
                                UNREALIZED       UNREALIZED        UNREALIZED          TAX
                               APPRECIATION     DEPRECIATION      APPRECIATION         COST
-----------------------------------------------------------------------------------------------
Emerging Growth Fund ........  $169,105,860     $(37,575,343)     $131,530,517     $921,399,475
Growth Opportunities Fund ...  $ 22,307,493     $ (9,795,730)     $ 12,511,763     $ 98,618,142
Large Cap Core Equity Fund ..  $  2,843,656     $   (674,705)     $  2,168,951     $ 10,844,663
Large Cap Growth Fund .......  $ 92,552,780     $ (9,875,412)     $ 82,677,368     $615,643,228
Micro Cap Growth Fund .......  $ 14,264,997     $ (2,184,916)     $ 12,080,081     $ 69,557,381
Small Cal Growth Fund .......  $ 38,327,857     $ (8,523,839)     $ 29,804,018     $277,125,949
Value Plus Fund .............  $ 11,753,626     $ (4,027,421)     $  7,726,205     $ 71,440,937
-----------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2005, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                       EXPIRES
FUND                                                AMOUNT            MARCH 31,
--------------------------------------------------------------------------------
Growth Opportunities Fund..................         $ 2,005,441          2009
                                                     22,448,509          2010
                                                     21,975,058          2011
                                                     17,098,132          2012
                                                      1,976,702          2013
                                                    -----------
                                                     65,503,842
                                                    ===========
Large Cap Core Equity Fund.................         $    99,480          2009
                                                         24,780          2010
                                                        414,728          2011
                                                      1,025,778          2012
                                                         11,425          2013
                                                    -----------
                                                      1,576,191
                                                    ===========
Large Cap Growth Fund*.....................         $ 1,492,563          2008
                                                     17,152,658          2009
                                                     14,651,843          2010
                                                     19,675,611          2011
                                                      3,322,314          2012
                                                      1,798,659          2013
                                                    -----------
                                                     58,093,648
                                                    ===========
Micro Cap Growth Fund......................         $ 1,123,992          2013
                                                    ===========
Small Cap Growth Fund......................         $ 1,952,789          2013
                                                    ===========
Value Plus Fund............................         $ 4,556,010          2011
                                                      8,129,338          2012
                                                    -----------
                                                     12,685,348
                                                    ===========

*A portion of these capital loss carryforwards may be limited under tax regulations.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

During the year ended March 31, 2005, the Value Plus Fund utilized $1,479,372 of capital loss carryforwards. The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Fund's capital accounts on a tax basis. The following reclassifications of net investment loss have been made to the following Funds for the year ended March 31, 2005:

----------------------------------------------------------------------------------------------
                                                              ACCUMULATED        ACCUMULATED
                                             PAID-IN        NET INVESTMENT       NET REALIZED
                                             CAPITAL         INCOME (LOSS)      GAINS (LOSSES)
----------------------------------------------------------------------------------------------
Emerging Growth Fund ..............     $     (606,847)     $    9,852,791     $   (9,245,944)
Growth Opportunities Fund .........         (1,658,581)          1,658,581                 --
Large Cap Growth Fund .............           (547,767)            547,767                 --
Micro Cap Growth Fund .............           (306,311)            306,311                 --
Small Cap Growth Fund .............         (1,447,744)          1,449,143             (1,399)
----------------------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2005:

----------------------------------------------------------------------------------------------------------------
                                                   EMERGING          GROWTH          LARGE CAP       LARGE CAP
                                                    GROWTH        OPPORTUNITIES     CORE EQUITY        GROWTH
                                                      FUND            FUND             FUND             FUND
----------------------------------------------------------------------------------------------------------------
Purchases of investment securities .........     $296,614,344     $ 44,009,827     $    353,566     $573,697,406
                                                 ---------------------------------------------------------------
Proceeds from sales and maturities
    of investment securities ...............     $342,339,439     $ 52,859,947     $    586,928     $322,725,576
                                                 ---------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                                  MICRO CAP         SMALL CAP
                                                    GROWTH           GROWTH         VALUE PLUS
                                                     FUND             FUND             FUND
-----------------------------------------------------------------------------------------------
Purchases of investment securities .........     $ 37,772,078     $166,513,504     $ 24,460,337
                                                 ----------------------------------------------
Proceeds from sales and maturities
    of investment securities ...............     $ 24,434,269     $ 89,491,137     $ 27,448,547
                                                 ----------------------------------------------
-----------------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

MANAGEMENT AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

--------------------------------------------------------------------------------
Emerging Growth Fund           0.80%

--------------------------------------------------------------------------------
Growth Opportunities Fund      1.00% on the first $50 million
                               0.90% on the next $50 million
                               0.80% on the next $100 million
                               0.75% of such assets in excess of $200 million

--------------------------------------------------------------------------------
Large Cap Core Equity Fund     0.65% on the first $100 million
                               0.60% on the next $100 million
                               0.55% on the next $100 million
                               0.50% of such assets in excess of $300 million

--------------------------------------------------------------------------------
Large Cap Growth Fund          0.75% on the first $200 million
                               0.70% on the next $800 million
                               0.65% of such assets in excess of $1 billion

--------------------------------------------------------------------------------
Micro Cap Growth Fund          1.25%

--------------------------------------------------------------------------------
Small Cap Growth Fund          1.25%

--------------------------------------------------------------------------------
Value Plus Fund                0.75% on the first $100 million
                               0.70% on the next $100 million
                               0.65% on the next $100 million
                               0.60% of such assets in excess of $300 million
--------------------------------------------------------------------------------

During the six months ended September 30, 2005, the Advisor waived investment advisory fees and/or reimbursed expenses of the Funds as follows:

            Large Cap Core Equity Fund             $ 76,824
            Large Cap Growth Fund                  $  2,994
            Micro Cap Growth Fund                  $  9,400
            Value Plus Fund                        $  3,739

The Advisor has retained various Sub-Advisors to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Advisor (not the Fund) pays the Sub-Advisors a fee for these services.

TCW Investment Management Company LLC (TCW) and Westfield Capital Management Company, LLC (Westfield) have been retained by the Advisor to manage the investments of the Emerging Growth Fund.

Mastrapasqua Asset Management, Inc. (Mastrapasqua) has been retained by the Advisor to manage the investments of the Growth Opportunities Fund.

Todd Investment Advisors, Inc. (Todd), an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Large Cap Core Equity Fund.

Navellier & Associates, Inc. (Navellier) has been retained by the Advisor to manage the investments of the Large Cap Growth Fund.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Bjurman, Barry & Associates (Bjurman) has been retained by the Advisor to manage the investments of the Micro Cap Growth Fund.

Longwood Investment Advisors, Inc. (Longwood) and Bjurman have been retained by the Advisor to manage the investments of the Small Cap Growth Fund.

Fort Washington Investment Advisors, Inc. (Fort Washington), an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Value Plus Fund.

The Advisor has entered into an agreement to contractually limit operating expenses of the Large Cap Growth Fund. The maximum operating expense limit in any year with respect to the Fund is based on a percentage of the average daily net assets of the Fund. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Fund as follows: 1.30% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.05% for Class I shares. These expense limitations shall remain in effect until March 31, 2006.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six months ended September 30, 2005:

           Emerging Growth Fund                        $  59,703
           Growth Opportunities Fund                   $   3,643
           Large Cap Core Equity Fund                  $   1,296
           Large Cap Growth Fund                       $ 102,900
           Micro Cap Growth Fund                       $  29,722
           Small Cap Growth Fund                       $   7,778
           Value Plus Fund                             $   1,131

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In addition, the Underwriter collected the following contingent deferred sales charges on the redemption of Class B and Class C shares of the following Funds during the six months ended September 30, 2005:

           Emerging Growth Fund                        $ 109,597
           Growth Opportunities Fund                   $   5,099
           Large Cap Core Equity Fund                  $   2,015
           Large Cap Growth Fund                       $  23,267
           Micro Cap Growth Fund                       $   6,247
           Small Cap Growth Fund                       $   8,061
           Value Plus Fund                             $   2,330

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

SPONSOR AGREEMENT

The Trust, on behalf of the Emerging Growth Fund, Large Cap Core Equity Fund, Micro Cap Growth Fund, Small Cap Growth Fund, and Value Plus Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides oversight of the various service providers to the Funds, including the Funds' administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor agreed to waive Sponsor fees until March 31, 2006, as needed to maintain each Fund's expenses at a set level (see below). The Sponsor Agreement may be terminated by the Advisor, the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund with 30 days written notice.

Pursuant to the Sponsor Agreement, between the Advisor and the Trust, the Advisor has agreed to waive its fees and reimburse expenses in order to limit certain Fund's annual expenses as follows: Emerging Growth Fund - 1.50% for Class A shares, 2.25% for Class B and Class C shares; Large Cap Core Equity Fund
- 1.00% for Class A shares, 1.75% for Class B and Class C shares; Micro Cap Growth Fund - 1.95% for Class A shares, 2.70% for Class C shares, 1.55% for Class I shares; Small Cap Growth Fund - 1.95% for Class A shares, 2.70% for Class B and Class C shares, 1.55% for Class I shares; Value Plus Fund - 1.30% for Class A shares, 2.05% for Class B and Class C shares. These fee waivers and expense limitations are in effect for all Funds until March 31, 2006.

During the six months ended September 30, 2005, the Advisor waived Sponsor fees as follows:

           Emerging Growth Fund                        $ 317,676
           Large Cap Core Equity Fund                  $  12,701
           Micro Cap Growth Fund                       $  56,599
           Small Cap Growth Fund                       $ 144,015
           Value Plus Fund                             $  76,332

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

AFFILIATED TRANSACTIONS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the year ended September 30, 2005, is noted below:

                                                                    SHARE ACTIVITY
                                                     -----------------------------------------------
                                                     BALANCE                                 BALANCE                       VALUE
                                                     3/31/05    PURCHASES       SALES        9/30/05      DIVIDENDS       9/30/05
----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund
    Touchstone Institutional Money Market Fund ....       --   113,134,554    89,288,028    23,846,526   $    83,371   $23,846,526
Growth Opportunites Fund
    Touchstone Institutional Money Market Fund ....       --     5,187,131     4,333,180       853,951   $       127   $   853,951
Large Cap Core Equity Fund
    Touchstone Institutional Money Market Fund ....       --       422,610       105,744       316,866   $       596   $   316,866
Large Cap Growth Fund
    Touchstone Institutional Money Market Fund ....       --   128,569,296   112,246,657    16,322,639   $    36,159   $16,322,639
Micro Cap Growth Fund
    Touchstone Institutional Money Market Fund ....       --     5,601,715     5,422,677       179,038   $     2,325   $   179,038
Small Cap Growth Fund
    Touchstone Institutional Money Market Fund ....       --    38,288,029    22,782,231    15,505,798   $    30,316   $15,505,798
Value Plus Fund
    Touchstone Institutional Money Market Fund ....       --     4,625,154     2,888,834     1,736,320   $     4,307   $ 1,736,320

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------------------------------------------------------
                                                       EMERGING                       GROWTH                     LARGE CAP
                                                        GROWTH                     OPPORTUNITIES                CORE EQUITY
                                                         FUND                          FUND                        FUND
--------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                    SIX MONTHS                 SIX MONTHS
                                                 ENDED           YEAR          ENDED         YEAR          ENDED         YEAR
                                               SEPT. 30,         ENDED       SEPT. 30,       ENDED      SEPT. 30,        ENDED
                                                 2005          MARCH 31,       2005        MARCH 31,       2005        MARCH 31,
                                              (UNAUDITED)        2005       (UNAUDITED)      2005       (UNAUDITED)      2005
--------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................    3,329,420    13,681,174       358,968     1,037,067        62,138       142,157
Shares reinvested ...........................           --     1,192,525            --            --            --        10,583
Shares redeemed .............................   (4,614,276)   (9,136,289)     (620,073)   (3,011,561)      (30,500)     (134,214)
                                              ----------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding   (1,284,856)    5,737,410      (261,105)   (1,974,494)      (31,638)       18,526
Shares outstanding, beginning of period .....   26,834,508    21,097,098     4,538,026     6,512,520       984,205       965,679
                                              ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........   25,549,652    26,834,508     4,276,921     4,538,026     1,015,843       984,205
                                              ==================================================================================
CLASS B
Shares sold .................................       98,375       699,782         3,341        18,249         9,470        67,892
Shares reinvested ...........................           --       166,527            --            --            --           531
Shares redeemed .............................     (258,270)     (420,712)      (23,003)      (46,186)      (12,925)      (52,718)
                                              ----------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding     (159,895)      445,597       (19,662)      (27,937)       (3,455)       15,705
Shares outstanding, beginning of period .....    3,686,497     3,240,900       180,539       208,476       176,784       161,079
                                              ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........    3,526,602     3,686,497       160,877       180,539       173,329       176,784
                                              ==================================================================================
CLASS C
Shares sold .................................    1,199,540     4,772,368        37,433        85,925        19,667        35,206
Shares reinvested ...........................           --       523,391            --            --            --           434
Shares redeemed .............................   (1,900,814)   (3,265,751)     (183,308)     (449,633)      (64,713)     (107,540)
                                              ----------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding     (701,274)    2,030,008      (145,875)     (363,708)      (45,046)      (71,900)
Shares outstanding, beginning of period .....   14,602,781    12,572,773     1,273,850     1,637,558       176,996       248,896
                                              ----------------------------------------------------------------------------------
Shares outstanding, end of period ...........   13,901,507    14,602,781     1,127,975     1,273,850       131,950       176,996
                                              ==================================================================================
--------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
===============================================================================

-------------------------------------------------------------------------------
                                                              LARGE CAP
                                                               GROWTH
                                                                FUND
-------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED          YEAR
                                                      SEPT. 30,        ENDED
                                                        2005         MARCH 31,
                                                     (UNAUDITED)     2005 (A)
-------------------------------------------------------------------------------
CLASS A
Shares sold .......................................   11,637,424     10,983,411
Shares redeemed ...................................   (1,316,213)    (1,202,420)
                                                     --------------------------
Net increase in shares outstanding ................   10,321,211      9,780,991
Shares outstanding, beginning of period ...........   13,816,493      4,035,502
                                                     --------------------------
Shares outstanding, end of period .................   24,137,704     13,816,493
                                                     ==========================
CLASS B
Shares sold .......................................      354,015        469,699
Shares redeemed ...................................      (29,464)       (40,038)
                                                     --------------------------
Net increase in shares outstanding ................      324,551        429,661
Shares outstanding, beginning of period ...........      539,696        110,035
                                                     --------------------------
Shares outstanding, end of period .................      864,247        539,696
                                                     ==========================
CLASS C
Shares sold .......................................    2,318,593      2,297,801
Shares redeemed ...................................     (116,506)       (79,041)
                                                     --------------------------
Net increase in shares outstanding ................    2,202,087      2,218,760
Shares outstanding, beginning of period ...........    2,468,677        249,917
                                                     --------------------------
Shares outstanding, end of period .................    4,670,764      2,468,677
                                                     ==========================
CLASS I
Shares sold .......................................      333,902      2,363,046
Shares redeemed ...................................     (201,560)      (184,075)
                                                     --------------------------
Net increase in shares outstanding ................      132,342      2,178,971
Shares outstanding, beginning of period ...........    2,178,971             --
                                                     --------------------------
Shares outstanding, end of period .................    2,311,313      2,178,971
                                                     ==========================
-------------------------------------------------------------------------------

(A) Except Class I shares which represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                MICRO CAP                           SMALL CAP
                                                                 GROWTH                              GROWTH
                                                                  FUND                                FUND
--------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS                         SIX MONTHS
                                                         ENDED           PERIOD             ENDED            YEAR
                                                       SEPT. 30,          ENDED           SEPT.30,           ENDED
                                                         2005           MARCH 31,           2005           MARCH 31,
                                                      (UNAUDITED)       2005 (A)         (UNAUDITED)       2005 (B)
--------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold .....................................       1,231,334        3,074,850          562,081        1,507,000
Shares reinvested ...............................              --               --               --           74,546
Shares redeemed .................................        (563,954)        (148,714)        (374,662)      (2,418,324)
                                                       -------------------------------------------------------------
Net increase (decrease) in shares outstanding ...         667,380        2,926,136          187,419         (836,778)
Shares outstanding, beginning of period .........       2,926,136               --        2,469,862        3,306,640
                                                       -------------------------------------------------------------
Shares outstanding, end of period ...............       3,593,516        2,926,136        2,657,281        2,469,862
                                                       =============================================================
CLASS B
Shares sold .....................................              --               --           15,775          145,750
Shares reinvested ...............................              --               --               --           12,741
Shares redeemed .................................              --               --          (23,905)         (57,014)
                                                       -------------------------------------------------------------
Net increase (decrease) in shares outstanding ...              --               --           (8,130)         101,477
Shares outstanding, beginning of period .........              --               --          594,081          492,604
                                                       -------------------------------------------------------------
Shares outstanding, end of period ...............              --               --          585,951          594,081
                                                       =============================================================
CLASS C
Shares sold .....................................         546,464        1,538,640          146,572          563,065
Shares reinvested ...............................              --               --               --           16,055
Shares redeemed .................................        (104,862)         (64,989)        (134,253)        (245,443)
                                                       -------------------------------------------------------------
Net increase in shares outstanding ..............         441,602        1,473,651           12,319          333,677
Shares outstanding, beginning of period .........       1,473,651               --        1,251,315          917,638
                                                       -------------------------------------------------------------
Shares outstanding, end of period ...............       1,915,253        1,473,651        1,263,634        1,251,315
                                                       =============================================================
CLASS I
Shares sold .....................................           1,690               10        5,645,788        5,515,470
Shares reinvested ...............................              --               --               --           70,748
Shares redeemed .................................            (562)              --         (442,951)        (173,778)
                                                       -------------------------------------------------------------
Net increase in shares outstanding ..............           1,128               10        5,202,837        5,412,440
Shares outstanding, beginning of period .........              10               --        5,412,440               --
                                                       -------------------------------------------------------------
Shares outstanding, end of period ...............           1,138               10       10,615,277        5,412,440
                                                       =============================================================
--------------------------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005, except Class I shares which represents the period from commencement of operations (October 4, 2004) through March 31, 2005.

(B) Except Class I shares which represents the period from commencement of operations (May 5, 2004) through March 31, 2005.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
===============================================================================

-------------------------------------------------------------------------------
                                                           VALUE PLUS
                                                              FUND
-------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED           YEAR
                                                     SEPT. 30,         ENDED
                                                       2005          MARCH 31,
                                                    (UNAUDITED)        2005
-------------------------------------------------------------------------------
CLASS A
Shares sold ....................................        167,966       1,455,498
Shares reinvested ..............................             --          28,930
Shares redeemed ................................       (324,348)     (1,004,090)
                                                 ------------------------------
Net increase (decrease) in shares outstanding ..       (156,382)        480,338
Shares outstanding, beginning of period ........      6,849,939       6,369,601
                                                 ------------------------------
Shares outstanding, end of period ..............      6,693,557       6,849,939
                                                 ==============================
CLASS B
Shares sold ....................................          6,642          24,214
Shares redeemed ................................        (10,599)        (16,360)
                                                 ------------------------------
Net increase (decrease) in shares outstanding ..         (3,957)          7,854
Shares outstanding, beginning of period ........         85,276          77,422
                                                 ------------------------------
Shares outstanding, end of period ..............         81,319          85,276
                                                 ==============================
CLASS C
Shares sold ....................................          3,152          33,863
Shares redeemed ................................        (18,042)        (45,443)
                                                 ------------------------------
Net decrease in shares outstanding .............        (14,890)        (11,580)
Shares outstanding, beginning of period ........        179,241         190,821
                                                 ------------------------------
Shares outstanding, end of period ..............        164,351         179,241
                                                 ==============================
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6. COMMISSION RECAPTURE

Included in the Statements of Operations under the caption "Fees from commission recapture" are amounts received by the Funds from certain brokers to whom brokerage transactions have been directed.

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 97.6%                                 SHARES         VALUE
-------------------------------------------------------------------------------
OIL & GAS -- 7.2%
Amerada Hess Corp. ............................        125,700   $   17,283,749
BJ Services Co. ...............................        320,000       11,516,800
Chesapeake Energy Corp. + .....................        314,400       12,025,800
Cooper Cameron Corp.* .........................         96,000        7,097,280
ENSCO International, Inc. .....................        112,900        5,260,011
Pioneer Natural Resources .....................        121,700        6,683,764
Smith International, Inc. .....................        308,600       10,279,466
                                                                 --------------
                                                                     70,146,870
                                                                 --------------
HEALTH CARE EQUIPMENT -- 6.9%
Cytyc Corp.* ..................................        394,400       10,589,640
Dade Behring Holdings, Inc. ...................        331,600       12,156,456
Fisher Scientific International, Inc.* ........        222,400       13,799,920
PerkinElmer, Inc. .............................        497,300       10,130,001
Thermo Electron* ..............................        632,900       19,556,609
                                                                 --------------
                                                                     66,232,626
                                                                 --------------
RETAILERS -- 6.6%
Estee Lauder Companies, Inc. ..................        213,500        7,436,205
Family Dollar Stores, Inc. ....................        353,100        7,016,097
Molson Coors Brewing Co. ......................        101,600        6,503,416
O'Reilly Automotive, Inc.* ....................        320,100        9,020,418
OfficeMax, Inc. ...............................        340,565       10,785,693
Tiffany & Co. .................................        243,400        9,680,018
Weight Watchers, Inc.* ........................        103,000        5,312,740
Williams-Sonoma, Inc.* ........................        188,600        7,232,810
                                                                 --------------
                                                                     62,987,397
                                                                 --------------
ELECTRONICS -- 6.1%
AMETEK, Inc. ..................................        348,700       14,983,638
Arrow Electronics, Inc.* ......................        204,650        6,417,824
AU Optronics Corp. - ADR ......................        625,502        8,106,506
Celestica, Inc.* ..............................        806,015        9,116,030
LSI Logic* ....................................        886,700        8,733,995
Vishay Intertechnology, Inc.* + ...............        947,470       11,322,267
                                                                 --------------
                                                                     58,680,260
                                                                 --------------
INDUSTRIAL -- 5.4%
Cytec Industries, Inc. ........................         53,444        2,318,401
IDEX Corp. ....................................        222,900        9,484,395
International Flavors & Fragrances, Inc. ......        195,700        6,974,748
Roper Industries, Inc. ........................        125,800        4,942,682
SPX Corp. + ...................................        131,200        6,028,640
Stanley Works + ...............................        263,600       12,304,848
Varian, Inc.* .................................        289,250        9,927,060
                                                                 --------------
                                                                     51,980,774
                                                                 --------------
SEMICONDUCTORS -- 5.2%
Advanced Micro Devices, Inc.* + ...............        394,400        9,938,880
Freescale Semiconductor, Inc. - Class B* ......        388,500        9,160,830
Intersil Corp. ................................        310,500        6,762,690
National Semiconductor Corp. ..................        909,435       23,918,141
                                                                 --------------
                                                                     49,780,541
                                                                 --------------

EMERGING GROWTH FUND
(CONTINUED)
===============================================================================
                                                                     MARKET
COMMON STOCKS -- 97.6% (CONTINUED)                     SHARES        VALUE
-------------------------------------------------------------------------------
MEDICAL SUPPLIES -- 5.1%
Beckman Coulter, Inc. .........................        118,100   $    6,375,038
Edwards Lifesciences Corp.* ...................        181,050        8,040,431
Hillenbrand Industries, Inc. ..................        128,300        6,036,515
Tektronix, Inc. ...............................        294,670        7,434,524
Teradyne, Inc.* ...............................        817,150       13,482,975
The Cooper Companies, Inc. ....................        106,000        8,120,660
                                                                 --------------
                                                                     49,490,143
                                                                 --------------
COAL -- 4.5%
Arch Coal, Inc. + .............................        188,600       12,730,500
CONSOL Energy, Inc. ...........................        200,100       15,261,627
Massey Energy Co. .............................        291,800       14,902,226
                                                                 --------------
                                                                     42,894,353
                                                                 --------------
TECHNOLOGY -- 4.4%
Cypress Semiconductor Corp.* + ................        735,900       11,075,295
Lam Research Corp.* ...........................        238,600        7,270,142
Novellus Systems, Inc. ........................        405,300       10,164,924
Siebel Systems, Inc. ..........................      1,352,200       13,968,226
                                                                 --------------
                                                                     42,478,587
                                                                 --------------
APPAREL RETAILERS -- 4.0%
Ann Taylor* ...................................        327,300        8,689,815
Federated Department Stores, Inc. .............        205,337       13,730,885
Foot Locker ...................................        343,000        7,525,420
Jones Apparel Group, Inc. .....................        282,580        8,053,530
                                                                 --------------
                                                                     37,999,650
                                                                 --------------
HEAVY MACHINERY -- 3.7%
Dover Corp. ...................................        254,990       10,401,042
Pentair, Inc. .................................        130,300        4,755,950
W.W. Grainger, Inc. ...........................        134,900        8,487,908
York International Corp. ......................        213,000       11,942,910
                                                                 --------------
                                                                     35,587,810
                                                                 --------------
BANKING -- 3.6%
Investors Financial Services Corp. + ..........        200,100        6,583,290
North Fork Bancorporation .....................        386,750        9,862,125
People's Bank .................................        104,810        3,037,394
Zions Bancorporation ..........................        215,600       15,352,876
                                                                 --------------
                                                                     34,835,685
                                                                 --------------
COMPUTERS & INFORMATION -- 3.4%
Diebold, Inc. .................................        254,210        8,760,077
McAfee, Inc.* .................................        210,900        6,626,478
Polycom, Inc.* ................................        745,600       12,056,351
The Reynolds & Reynolds Company - Class A .....         41,187        1,128,936
Unisys Corp.* .................................        647,600        4,300,064
                                                                 --------------
                                                                     32,871,906
                                                                 --------------
INSURANCE -- 3.3%
Arthur J. Gallagher & Co. + ...................        237,100        6,830,851
Assurant, Inc. ................................        295,970       11,264,618
Old Republic International Corp. ..............        320,400        8,545,068
Willis Group Holdings Ltd. ....................        127,300        4,780,115
                                                                 --------------
                                                                     31,420,652
                                                                 --------------

EMERGING GROWTH FUND
(CONTINUED)
===============================================================================
                                                                     MARKET
COMMON STOCKS -- 97.6% (CONTINUED)                     SHARES        VALUE
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS -- 3.2%
Community Health Systems, Inc.* ...............        257,200   $    9,981,932
Coventry Health Care, Inc.* ...................         61,600        5,298,832
Manor Care ....................................        188,600        7,244,126
Valeant Pharmaceuticals International .........        399,600        8,023,968
                                                                 --------------
                                                                     30,548,858
                                                                 --------------
BIOTECHNOLOGY -- 2.8%
Celgene Corp.* + ..............................        383,000       20,804,560
Charles River Laboratories International, Inc.*        140,860        6,144,313
                                                                 --------------
                                                                     26,948,873
                                                                 --------------
COMPUTER SOFTWARE & PROCESSING -- 2.7%
Alliance Data Systems Corp.* ..................        280,100       10,965,915
Avid Technology, Inc.* ........................        231,900        9,600,660
CheckFree Corp.* ..............................        142,900        5,404,478
                                                                 --------------
                                                                     25,971,053
                                                                 --------------
PHARMACEUTICALS -- 2.4%
Elan Corp.* + .................................      1,171,100       10,375,946
Par Pharmaceutical Cos., Inc.* + ..............        182,000        4,844,840
Shire Pharmaceuticals Group PLC - ADR .........        200,500        7,416,495
                                                                 --------------
                                                                     22,637,281
                                                                 --------------

HEALTH CARE DISTRIBUTORS -- 2.2%
Andrx Corp.* ..................................        200,100        3,087,543
Omnicare, Inc. ................................        324,000       18,218,520
                                                                 --------------
                                                                     21,306,063
                                                                 --------------
IT CONSULTING -- 2.2%
CACI International, Inc.* .....................        171,500       10,392,900
Satyam Computer Services Ltd. - ADR ...........        360,100       10,882,222
                                                                 --------------
                                                                     21,275,122
                                                                 --------------
MEDIA - BROADCASTING & PUBLISHING -- 2.1%
Andrew Corp.* .................................        682,600        7,610,990
Entercom Communications Corp.* ................         85,350        2,696,207
Univision Communications, Inc. - Class A* + ...        199,600        5,295,388
Westwood One, Inc. ............................        215,900        4,294,251
                                                                 --------------
                                                                     19,896,836
                                                                 --------------
EMPLOYMENT SERVICES -- 1.4%
Monster Worldwide, Inc.* ......................        434,400       13,340,424
                                                                 --------------

WASTE DISPOSAL -- 1.2%
Republic Services, Inc. .......................        337,200       11,899,788
                                                                 --------------

AEROSPACE & DEFENSE -- 1.0%
Alliant Techsystems, Inc.* ....................        134,600       10,047,890
                                                                 --------------

DEEP SEA PASSENGER TRANSPORTATION -- 1.0%
Royal Caribbean Cruises Ltd. + ................        211,500        9,136,800
                                                                 --------------

ENGINEERING SERVICES -- 0.9%
EMCOR Group, Inc.* ............................        139,565        8,276,205
                                                                 --------------

EMERGING GROWTH FUND
(CONTINUED)
===============================================================================
                                                                     MARKET
COMMON STOCKS -- 97.6% (CONTINUED)                     SHARES        VALUE
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.9%
Piper Jaffray Companies, Inc.* ................        111,400   $    3,326,404
T. Rowe Price Group, Inc. .....................         74,300        4,851,790
                                                                 --------------
                                                                      8,178,194
                                                                 --------------
HOTELS & MOTELS -- 0.8%
Gaylord Entertainment Co.* ....................        169,100        8,057,615
                                                                 --------------

ADVERTISING -- 0.8%
Lexmark International Group, Inc. - Class A* ..        126,210        7,705,121
                                                                 --------------

AGRICULTURAL SERVICES -- 0.7%
Monsanto Co. ..................................        114,300        7,172,325
                                                                 --------------

TELECOMMUNICATIONS -- 0.7%
Scientific-Atlanta, Inc. ......................        177,200        6,646,772
                                                                 --------------

HOUSEHOLD PRODUCTS -- 0.7%
Leggett & Platt, Inc. .........................        321,100        6,486,220
                                                                 --------------

COMMERCIAL SERVICES -- 0.5%
Anixter International, Inc.* ..................        130,150        5,248,950
                                                                 --------------

TOTAL COMMON STOCKS ...........................                  $  938,167,644
                                                                 --------------

-------------------------------------------------------------------------------
                                                                     MARKET
INVESTMENT FUNDS -- 11.9%                              SHARES        VALUE
-------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund ^** ..  114,762,348   $  114,762,348
                                                                 --------------

TOTAL INVESTMENT SECURITIES -- 109.5%
(Cost $918,962,829) .............................                $1,052,929,992

LIABILITIES IN EXCESS OF OTHER ASSETS -- (9.5%)..                   (91,495,345)
                                                                 --------------

NET ASSETS -- 100.0% ............................                $  961,434,647
                                                                 ==============

*     Non-income producing security.

^     Affiliated Fund, managed by Fort Washington Investment Advisors, Inc.

+ All or portion of the security is on loan. The total value of securities on loan as of September 30, 2005 was $88,131,934.

** As of September 30, 2005, $90,915,822 represents collateral for securities loaned.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 100.3%                                 SHARES        VALUE
-------------------------------------------------------------------------------
TECHNOLOGY -- 30.5%
Agilent Technologies, Inc.* .....................       126,000    $  4,126,500
Analog Devices, Inc. ............................        90,000       3,342,600
Autodesk, Inc. ..................................        45,000       2,089,800
EMC Corp.* ......................................       350,000       4,529,000
Intel Corp. .....................................       145,000       3,574,250
L-3 Communications Holdings, Inc. ...............        20,000       1,581,400
Motorola, Inc. ..................................       147,000       3,247,230
Oracle Corp.* ...................................       335,000       4,150,650
Texas Instruments, Inc. .........................       150,000       5,085,000
VeriSign, Inc.* .................................        85,000       1,816,450
                                                                   ------------
                                                                     33,542,880
                                                                   ------------
HEALTH CARE -- 27.7%
Affymetrix, Inc.* ...............................        62,700       2,898,621
Alcon Inc. ......................................        31,000       3,964,280
Amgen, Inc.* ....................................        52,700       4,198,609
Charles River Laboratories International, Inc.* .        40,000       1,744,800
Fisher Scientific International Inc.* ...........        55,000       3,412,750
Genentech, Inc.* ................................        42,500       3,578,925
Genzyme Corp.* ..................................        60,000       4,298,400
Invitrogen Corp.* ...............................        50,000       3,761,500
St. Jude Medical, Inc.* .........................        55,000       2,574,000
                                                                   ------------
                                                                     30,431,885
                                                                   ------------
OIL & GAS -- 13.2%
Burlington Resources, Inc. ......................        45,000       3,659,400
Halliburton Company .............................        65,000       4,453,800
Newfield Exploration Co.* .......................        45,000       2,209,500
Schlumberger Limited ............................        50,000       4,219,000
                                                                   ------------
                                                                     14,541,700
                                                                   ------------
BUSINESS SERVICES -- 10.2%
eBay, Inc.* .....................................        65,000       2,678,000
Getty Images, Inc.* .............................        33,000       2,839,320
Jacobs Engineering Group, Inc.* .................        12,000         808,800
Monster Worldwide, Inc.* ........................        92,800       2,849,888
Yahoo!, Inc.* ...................................        60,000       2,030,400
                                                                   ------------
                                                                     11,206,408
                                                                   ------------
INDUSTRIAL -- 6.3%
American Power Conversion Corp. .................        92,000       2,382,800
Caterpiller, Inc. ...............................        50,000       2,937,500
Emerson Electric Co. ............................        22,000       1,579,600
                                                                   ------------
                                                                      6,899,900
                                                                   ------------
MEDIA/ENTERTAINMENT -- 5.2%
Harrah's Entertainment, Inc. ....................        15,000         977,850
Marriott International, Inc. - Class A ..........        39,000       2,457,000
Starwood Hotels & Resorts Worldwide, Inc. .......        40,000       2,286,800
                                                                   ------------
                                                                      5,721,650
                                                                   ------------

GROWTH OPPORTUNITIES FUND
(CONTINUED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 100.3% (CONTINUED)                      SHARES       VALUE
-------------------------------------------------------------------------------
RETAIL -- 5.2%
Starbucks Corp.* ................................        57,000    $  2,855,700
Walgreen Co. ....................................        30,000       1,303,500
Williams-Sonoma, Inc.* ..........................        40,000       1,534,000
                                                                   ------------
                                                                      5,693,200
                                                                   ------------
CHEMICALS -- 2.0%
Praxair, Inc. ...................................        46,700       2,238,331
                                                                   ------------

TOTAL COMMON STOCKS .............................                  $110,275,954
                                                                   ------------

-------------------------------------------------------------------------------
                                                                      MARKET
INVESTMENT FUNDS -- 0.8%                                SHARES        VALUE
-------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund ^ ....       853,951    $    853,951
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 101.1%
(Cost $98,618,142) ..............................                  $111,129,905

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%) .                    (1,237,447)
                                                                   ------------

NET ASSETS -- 100.0% ............................                  $109,892,458
                                                                   ------------

*     Non-income producing security.

^     Affiliated Fund, managed by Fort Washington Investment Advisors, Inc.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS -- 97.4%                                    SHARES      VALUE
-------------------------------------------------------------------------------
INDUSTRIAL -- 17.8%
3M Co. ...........................................         4,910    $   360,198
Caterpiller, Inc. ................................        10,600        622,749
General Electric Co. .............................        12,180        410,101
Honeywell International, Inc. ....................        11,590        434,625
United Technologies Corp. ........................         8,640        447,897
                                                                    -----------
                                                                      2,275,570
                                                                    -----------
INFORMATION TECHNOLOGY -- 17.4%
Cisco Systems, Inc.* .............................        16,200        290,466
Computer Sciences Corp.* .........................         7,070        334,482
Hewlett-Packard Co. ..............................        17,970        524,723
Intel Corp. ......................................        13,550        334,008
International Business Machines Corp. (IBM) ......         4,220        338,528
Microsoft Corp. ..................................        16,100        414,253
                                                                    -----------
                                                                      2,236,460
                                                                    -----------
CONSUMER STAPLES -- 16.2%
Altria Group, Inc. ...............................         7,270        535,872
Coca-Cola Co. ....................................         7,660        330,835
Kimberly-Clark Corp. .............................         6,580        391,707
Procter & Gamble Co. .............................         7,860        467,356
Wal-Mart Stores, Inc. ............................         8,250        361,515
                                                                    -----------
                                                                      2,087,285
                                                                    -----------
HEALTH CARE -- 11.3%
Cardinal Health, Inc. ............................         5,700        361,608
Johnson & Johnson ................................         7,460        472,069
WellPoint, Inc.* .................................         8,250        625,515
                                                                    -----------
                                                                      1,459,192
                                                                    -----------
CONSUMER DISCRETIONARY -- 10.2%
Best Buy Co., Inc. + .............................        12,075        525,625
Home Depot, Inc. .................................        10,610        404,665
The Walt Disney Co. ..............................        16,010        386,321
                                                                    -----------
                                                                      1,316,611
                                                                    -----------
FINANCIAL SERVICES -- 9.7%
American Express Co. .............................         7,360        422,759
Bank of America Corp. ............................        10,020        421,842
Citigroup, Inc. ..................................         8,856        403,125
                                                                    -----------
                                                                      1,247,726
                                                                    -----------
ENERGY -- 4.7%
Exxon Mobil Corp. ................................         9,620        611,255
                                                                    -----------

TELECOMMUNICATION SERVICE -- 2.8%
SBC Communications, Inc. .........................        15,120        362,426
                                                                    -----------

INSURANCE -- 2.8%
Allstate Corp. ...................................         6,485        358,556
                                                                    -----------

MATERIALS -- 2.5%
Du Pont (E.I.) DE Nemours ........................         8,350        327,070
                                                                    -----------

LARGE CAP CORE EQUITY FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 97.4% (CONTINUED)                        SHARES       VALUE
-------------------------------------------------------------------------------
FINANCIAL -- 2.0%
JP Morgan Chase & Co. ...........................          7,760    $   263,297
                                                                    -----------

TOTAL COMMON STOCKS .............................                   $12,545,448
                                                                    -----------

-------------------------------------------------------------------------------
                                                                      MARKET
INVESTMENT FUNDS -- 3.6%                                 SHARES       VALUE
-------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund ^** ..        468,166    $   468,166
                                                                    -----------

TOTAL INVESTMENT SECURITIES -- 101.0%
(Cost $10,760,861) ..............................                   $13,013,614

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%) .                      (133,082)
                                                                    -----------

NET ASSETS -- 100.0% ............................                   $12,880,532
                                                                    ===========

*     Non-income producing security.

^     Affiliated Fund, managed by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005 was $148,002.

** As of September 30, 2005, $151,300 represents collateral for securities loaned.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 97.3%                                  SHARES        VALUE
-------------------------------------------------------------------------------
HEALTH CARE -- 17.1%
Abbott Laboratories .............................       242,050    $ 10,262,920
Alcon, Inc. .....................................       219,370      28,053,035
Genentech, Inc.* ................................       253,350      21,334,604
Glaxosmithkline PLC - ADR .......................       238,250      12,217,460
Medco Health Solutions, Inc.* ...................       351,645      19,280,695
UnitedHealth Group, Inc. ........................       461,335      25,927,027
                                                                   ------------
                                                                    117,075,741
                                                                   ------------
TELECOMMUNICATIONS -- 12.2%
America Movil S.A. - ADR ........................     1,123,075      29,559,334
Corning, Inc.* ..................................       801,700      15,496,861
Motorola, Inc. ..................................       979,410      21,635,167
Sprint Nextel Corp. .............................       679,916      16,168,402
                                                                   ------------
                                                                     82,859,764
                                                                   ------------
OIL & GAS -- 11.9%
Burlington Resources, Inc. ......................        94,560       7,689,619
Cameco Corp. + ..................................       132,345       7,080,458
Edison International ............................       397,100      18,774,887
EnCana Corp. ....................................       238,260      13,892,940
Praxair, Inc. ...................................       253,350      12,143,066
Transocean, Inc.* ...............................       132,345       8,114,072
Valero Energy Corp. .............................       117,210      13,251,763
                                                                   ------------
                                                                     80,946,805
                                                                   ------------
COMPUTER SOFTWARE & SERVICES -- 10.8%
Adobe Systems, Inc. .............................       344,126      10,272,161
Infosys Technologies Ltd. - ADR + ...............        90,720       6,738,682
Marvell Technology Group Ltd.* ..................       487,825      22,493,611
Oracle Corp.* ...................................       907,585      11,244,978
Texas Instruments, Inc. .........................       669,325      22,690,117
                                                                   ------------
                                                                     73,439,549
                                                                   ------------
INSURANCE -- 8.7%
Aetna, Inc. .....................................       249,555      21,496,668
CIGNA Corp. .....................................       147,450      17,378,457
Prudential Financial, Inc. ......................       298,700      20,180,172
                                                                   ------------
                                                                     59,055,297
                                                                   ------------
HOTELS & MOTELS -- 7.5%
Marriott International, Inc. - Class A ..........       295,005      18,585,315
MGM MIRAGE* .....................................       476,445      20,853,998
Starwood Hotels & Resorts Worldwide, Inc. .......       208,000      11,891,360
                                                                   ------------
                                                                     51,330,673
                                                                   ------------
RETAILERS -- 7.1%
CVS .............................................       684,435      19,855,459
J.C. Penney Company, Inc. .......................       351,650      16,675,243
Yum! Brands, Inc. ...............................       242,050      11,717,641
                                                                   ------------
                                                                     48,248,343
                                                                   ------------

LARGE CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 97.3% (CONTINUED)                      SHARES        VALUE
-------------------------------------------------------------------------------
COMPUTERS & INFORMATION -- 6.8%
Apple Computer, Inc.* ...........................       347,860    $ 18,648,775
Google, Inc.* + .................................        52,950      16,756,557
Lockheed Martin Corp. ...........................       173,930      10,616,687
                                                                   ------------
                                                                     46,022,019
                                                                   ------------
FINANCIAL SERVICES -- 6.4%
Franklin Resources, Inc. ........................       257,140      21,589,474
Moody's Corp. ...................................       423,580      21,636,467
                                                                   ------------
                                                                     43,225,941
                                                                   ------------
HOUSEHOLD PRODUCTS -- 3.1%
The Gillette Co. ................................       366,825      21,349,215
                                                                   ------------

BUILDING PRODUCTS -- 2.9%
Cemex S.A. - ADR ................................       374,350      19,578,505
                                                                   ------------

TRANSPORTATION SERVICES -- 2.8%
Boeing Co. ......................................       279,825      19,014,109
                                                                   ------------

TOTAL COMMON STOCKS .............................                  $662,145,961
                                                                   ------------

-------------------------------------------------------------------------------
                                                                      MARKET
INVESTMENT FUNDS -- 5.3%                               SHARES         VALUE
-------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund ^** ..    36,174,635    $ 36,174,635
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 102.6%
(Cost $615,581,077) .............................                  $698,320,596

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.6%)..                   (17,646,473)
                                                                   ------------

NET ASSETS -- 100.0% ............................                  $680,674,123
                                                                   ============

*     Non-income producing security.

^     Affiliated Fund, managed by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005 was $19,433,536.

** As of September 30, 2005, $19,851,996 represents collateral for securities loaned.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 99.4%                                   SHARES        VALUE
-------------------------------------------------------------------------------
HEALTH CARE -- 27.0%
Air Methods Corp.* ..............................         5,000    $     56,600
American Dental Partners, Inc.* .................        41,400       1,404,288
American Science & Engineering, Inc.* + .........        18,700       1,226,533
Angiodynamics, Inc.* ............................        51,100       1,073,100
Anika Therapeutics, Inc.* .......................        40,000         472,800
Bioanalytical Systems, Inc.* ....................        64,650         339,413
Cerus Corp.* ....................................        81,800         724,748
Clinical Data, Inc. + ...........................        13,275         286,740
CNS, Inc. .......................................        51,400       1,339,998
Cutera, Inc.* ...................................        14,000         363,160
Dialysis Corporation of America* ................        77,800       1,007,510
Escalon Medical Corp.* + ........................        18,400         113,160
Hi-Tech Pharmacal Co., Inc.* ....................        42,400       1,275,392
Horizon Health Corp.* ...........................        45,400       1,233,518
IntegraMed America, Inc.* .......................        43,300         519,167
IRIS International, Inc.* + .....................        78,600       1,449,383
Mesa Laboratories, Inc. .........................        24,900         317,475
Misonix, Inc.* ..................................        50,000         359,500
Palomar Medical Technologies, Inc.* + ...........        25,000         655,750
Psychemedics Corp. ..............................        47,400         644,640
Somanetics Corp.* ...............................        52,000       1,300,000
U.S. Physical Therapy, Inc.* ....................        67,900       1,233,064
                                                                   ------------
                                                                     17,395,939
                                                                   ------------
ELECTRONIC TECHNOLOGY -- 24.2%
BTU International, Inc.* ........................        56,800         516,312
Captiva Software Corp.* .........................        58,900       1,057,844
Digi International, Inc.* .......................        21,200         227,476
Endwave Corporation* + ..........................        17,500         225,750
ENGlobal Corp.* + ...............................        29,200         236,228
Essex Corp.* ....................................        40,000         866,800
Key Tronic Corp.* ...............................        97,650         402,318
LoJack Corp.* ...................................        68,100       1,439,634
Moldflow Corp.* .................................        35,000         557,200
Neoware Systems, Inc.* ..........................        26,500         443,610
Online Resources Corp.* .........................       111,100       1,175,438
PAR Technology Corp.* ...........................        49,350       1,135,050
Radiant Systems, Inc.* ..........................       101,600       1,048,512
Rimage Corp.* ...................................        30,865         823,170
SI International, Inc.* .........................        32,800       1,015,816
SRS Labs, Inc.* .................................        68,500         441,140
Synplicity, Inc.* ...............................       104,400         690,084
Tollgrade Communications, Inc.* .................        20,000         169,200
United Industrial Corp. + .......................        33,500       1,197,625
Video Display Corp. + ...........................        52,400         731,504
VSE Corp. .......................................        33,000       1,155,000
                                                                   ------------
                                                                     15,555,711
                                                                   ------------

MICRO CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 99.4% (CONTINUED)                      SHARES         VALUE
-------------------------------------------------------------------------------
CONSUMER NON-DURABLES -- 9.5%
Cuisine Solutions, Inc.* ........................        82,200    $    612,390
Hansen Natural Corp.* + .........................        35,000       1,647,800
Parlux Fragrances, Inc.* + ......................        39,700       1,156,858
Poore Brothers, Inc.* ...........................       107,200         584,240
Rocky Mountain Chocolate Factory, Inc. ..........        55,200         805,920
True Religion Apparel, Inc.* + ..................        80,000       1,331,200
                                                                   ------------
                                                                      6,138,408
                                                                   ------------
PRODUCER MANUFACTURING -- 8.1%
Amerigon, Inc.* .................................       183,100       1,071,135
Dynamic Materials Corp. + .......................        35,000       1,536,499
Fuel-Tech N.V.* .................................        35,650         329,763
K-Tron International, Inc.* .....................         4,450         150,544
Lamson & Sessions Co.* ..........................        29,700         544,104
Memry Corp.* ....................................        43,900          92,190
Miller Industries, Inc.* ........................         3,400          66,776
Sun Hydraulics Corp. + ..........................        45,000       1,093,500
Supreme Industries, Inc. ........................        32,200         302,358
                                                                   ------------
                                                                      5,186,869
                                                                   ------------
CONSUMER DURABLES -- 7.7%
Aldila, Inc. ....................................        48,500       1,176,125
American Oriental Bioengineering, Inc.* .........       180,000         822,600
Charles & Colvard Ltd. + ........................        52,500       1,310,400
Forward Industries, Inc.* + .....................        70,000       1,642,900
                                                                   ------------
                                                                      4,952,025
                                                                   ------------
CONSUMER SERVICES -- 6.5%
American Medical Alert Corp.* ...................        85,400         593,530
Gaming Partners International Corp.* + ..........        41,600         663,936
Mac-Gray Corp.* .................................        33,400         432,530
Nutri/System, Inc.* + ...........................        75,000       1,876,500
Youbet.com, Inc.* ...............................       103,200         591,336
                                                                   ------------
                                                                      4,157,832
                                                                   ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 3.4%
Competitive Technologies, Inc.* .................        42,500         282,200
Perficient, Inc.* ...............................       100,000         827,000
Sterling Construction Co., Inc.* ................        17,100         442,890
TheStreet.com* ..................................       147,500         616,550
                                                                   ------------
                                                                      2,168,640
                                                                   ------------
BASIC MATERIALS -- 3.3%
CFC International, Inc.* ........................        14,000         217,000
Empire Resources, Inc. + ........................        67,800         530,874
Multi-Color Corp. ...............................        28,100         729,968
The Andersons, Inc. .............................        22,600         661,728
                                                                   ------------
                                                                      2,139,570
                                                                   ------------
MISCELLANEOUS -- 3.3%
Cavco Industries, Inc.* .........................        32,600       1,182,728
United States Lime & Minerals, Inc.* ............        26,700         911,805
                                                                   ------------
                                                                      2,094,533
                                                                   ------------

MICRO CAP GROWTH FUND
(CONTINUED)
==============================================================================
                                                                      MARKET
COMMON STOCKS -- 99.4% (CONTINUED)                     SHARES         VALUE
------------------------------------------------------------------------------
FINANCE -- 2.7%
American Physicians Capital, Inc.* ..............        25,000    $  1,228,250
Citizens, Inc.* + ...............................        81,000         520,020
                                                                   ------------
                                                                      1,748,270
                                                                   ------------
RETAIL TRADE -- 1.6%
The Sportsman's Guide, Inc.* ....................        25,300         690,690
Wilsons The Leather Experts, Inc.* ..............        53,600         326,960
                                                                   ------------
                                                                      1,017,650
                                                                   ------------
TRANSPORTATION -- 1.1%
Frozen Food Express Industries, Inc.* ...........        64,600         677,654
                                                                   ------------

ENERGY -- 1.0%
Natural Gas Services Group* + ...................        18,000         634,140
                                                                   ------------

TOTAL COMMON STOCKS .............................                  $ 63,867,241
                                                                   ------------

-------------------------------------------------------------------------------
                                                                      MARKET
INVESTMENT FUNDS -- 27.6%                              SHARES         VALUE
-------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund ^** ..    17,770,221    $ 17,770,221
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 127.0%
(Cost $69,533,004) ..............................                  $ 81,637,462

LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.0%)                    (17,356,706)
                                                                   ------------

NET ASSETS -- 100.0% ............................                  $ 64,280,756
                                                                   ============

*     Non-income producing security.

^     Affiliated Fund, managed by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005 was $17,050,621.

** As of September 30, 2005, $17,591,183 represents collateral for securities loaned.

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 94.1%                                   SHARES        VALUE
-------------------------------------------------------------------------------
HEALTH CARE -- 15.9%
Air Methods Corp.* ..............................        10,000    $    113,200
American Dental Partners, Inc.* .................        40,800       1,383,936
American Science and Engineering, Inc.* + .......        19,100       1,252,769
Angiodynamics, Inc.* ............................        55,100       1,157,100
Anika Therapeutics, Inc.* .......................        82,775         978,401
Bioanalytical Systems, Inc.* ....................        74,300         390,075
Cerus Corp.* ....................................       137,100       1,214,706
Clinical Data, Inc. + ...........................         2,000          43,200
CNS, Inc. .......................................        52,500       1,368,675
Cutera, Inc.* ...................................        30,000         778,200
Dialysis Corporation of America* + ..............        54,752         709,038
Escalon Medical Corp.* + ........................        22,800         140,220
Genitope Corp.* + ...............................        52,550         364,697
Herbalife Ltd., - ADR* ..........................       119,550       3,603,237
Hi-Tech Pharmacal Co., Inc.* ....................        45,200       1,359,616
Horizon Health Corp.* ...........................        49,000       1,331,330
Human Genome Sciences, Inc.* ....................        92,350       1,255,037
IntegraMed America, Inc.* .......................        54,600         654,654
IRIS International, Inc.* + .....................        76,100       1,403,284
Mesa Laboratories, Inc. .........................        18,100         230,775
Misonix, Inc.* ..................................        28,800         207,072
Natus Medical, Inc.* ............................         6,300          76,671
NitroMed, Inc.* + ...............................       133,700       2,406,600
Onyx Pharmaceuticals, Inc.* .....................        82,300       2,055,854
Palomar Medical Technologies, Inc.* + ...........        27,800         729,194
Psychemedics Corp. ..............................        48,300         656,880
Somanetics Corp.* ...............................        60,000       1,500,000
Telik, Inc.* + ..................................       261,635       4,280,348
U.S. Physical Therapy, Inc.* ....................        70,100       1,273,016
Valeant Pharmaceuticals International ...........       126,900       2,548,152
Viasys Healthcare, Inc.* ........................       174,850       4,369,501
                                                                   ------------
                                                                     39,835,438
                                                                   ------------
ENERGY -- 14.8%
Energy Conversion Devices, Inc.* + ..............       166,000       7,450,079
InterOil Corp.* + ...............................       136,150       3,172,295
Key Energy Services, Inc.* ......................       266,900       3,955,458
Natural Gas Services Group* + ...................        30,900       1,088,607
Newpark Resources, Inc.* ........................       376,400       3,169,288
Oil States International, Inc.* .................       158,550       5,756,951
Parker Drilling Company* ........................       588,750       5,457,713
Superior Energy Services, Inc.* .................       292,100       6,744,588
                                                                   ------------
                                                                     36,794,979
                                                                   ------------
ELECTRONIC TECHNOLOGY -- 13.7%
Actel Corp.* ....................................       148,350       2,145,141
Bottomline Technologies, Inc.* ..................       154,100       2,325,369
BTU International, Inc.* ........................        70,600         641,754
Captiva Software Corp.* .........................        72,900       1,309,284

SMALL CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 94.1% (CONTINUED)                      SHARES        VALUE
-------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 13.7% (CONTINUED)
Cypress Semiconductor Corp.* + ..................       181,550    $  2,732,328
Digi International Inc.* ........................        40,000         429,200
Digital River, Inc.* + ..........................       202,450       7,055,382
Endwave Corp.* + ................................        26,200         337,980
ENGlobal Corp.* + ...............................        47,400         383,466
Essex Corp.* ....................................        35,000         758,450
ILOG S.A. - ADR* ................................        22,100         381,004
K-Tron International, Inc.* .....................         2,900          98,107
Lojack Corp.* ...................................        69,000       1,458,660
Mobility Electronics, Inc.* .....................       176,300       1,879,358
Moldflow Corp.* .................................        15,600         248,352
Neoware Systems, Inc.* ..........................        44,400         743,256
Online Resources Corp.* .........................       101,800       1,077,044
PAR Technology Corp.* ...........................        55,750       1,282,250
Radiant Systems, Inc.* ..........................       110,000       1,135,200
Rimage Corp.* ...................................        44,500       1,186,815
SI International, Inc.* .........................        42,300       1,310,031
SRS Labs, Inc.* .................................       103,900         669,116
Synplicity, Inc.* ...............................       152,000       1,004,720
Tollgrade Communications, Inc.* .................        47,240         399,650
United Industrial Corp. + .......................        34,100       1,219,075
Video Display Corp. + ...........................        55,000         767,800
VSE Corp. .......................................        32,200       1,127,000
                                                                   ------------
                                                                     34,105,792
                                                                   ------------
TECHNOLOGY -- 9.5%
Atheros Communications* + .......................       271,850       2,653,256
F5 Networks, Inc.* ..............................       128,700       5,594,589
Intellisync Corp.* + ............................       160,350         711,954
Micromuse, Inc.* ................................       444,800       3,505,024
Openwave Systems, Inc.* + .......................       386,600       6,951,068
PMC-Sierra, Inc.* ...............................       300,000       2,643,000
WebSideStory, Inc.* .............................        84,600       1,499,112
                                                                   ------------
                                                                     23,558,003
                                                                   ------------
COMMUNICATIONS -- 7.8%
Arris Group, Inc.* ..............................       467,850       5,548,700
IXIA* ...........................................       270,750       3,982,733
NII Holdings, Inc. - Class B* ...................        54,150       4,572,968
SBA Communications Corp. - Class A* .............       334,200       5,163,390
                                                                   ------------
                                                                     19,267,791
                                                                   ------------
COMMERCIAL/INDUSTRIAL SERVICES -- 6.4%
Competitive Technologies, Inc.* .................        42,500         282,200
Flowserve Corp.* ................................       116,300       4,227,505
Perficient, Inc.* + .............................       103,100         852,637
Sterling Construction Co., Inc.* ................        22,600         585,340
Teledyne Technologies, Inc.* ....................       121,750       4,196,723
TheStreet.com, Inc.* ............................       167,300         699,314
USEC, Inc. ......................................       199,500       2,226,420
Veeco Instruments, Inc.* + ......................       178,150       2,857,526
                                                                   ------------
                                                                     15,927,665
                                                                   ------------

SMALL CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 94.1% (CONTINUED)                      SHARES        VALUE
-------------------------------------------------------------------------------
BASIC MATERIALS -- 4.5%
CFC International, Inc.* ........................        22,000    $    341,000
Cleveland-Cliffs, Inc. + ........................        38,550       3,358,091
Empire Resources, Inc. + ........................        67,700         530,091
Hexcel Corp.* ...................................       303,850       5,557,416
Multi-Color Corp. ...............................        37,400         971,559
The Andersons, Inc. .............................        16,300         477,264
                                                                   ------------
                                                                     11,235,421
                                                                   ------------
CONSUMER NON-DURABLES -- 4.1%
Cuisine Solutions, Inc.* ........................        86,900         647,405
Hansen Natural Corp.* + .........................        30,000       1,412,400
Parlux Fragrances, Inc.* + ......................        40,400       1,177,256
Poore Brothers, Inc.* ...........................       115,700         630,565
Rocky Mountain Chocolate Factory, Inc. ..........        55,900         816,140
True Religion Apparel, Inc.* + ..................        76,000       1,264,640
USANA Health Sciences, Inc.* + ..................        87,250       4,161,825
                                                                   ------------
                                                                     10,110,231
                                                                   ------------
CONSUMER SERVICES -- 3.4%
American Medical Alert Corp.* ...................        87,600         608,820
Gaming Partners International Corp.* + ..........        52,600         839,496
Mac-Gray Corp.* .................................        60,000         777,000
Nutri/Systems, Inc.* + ..........................        87,500       2,189,250
Revlon, Inc.* + .................................     1,055,642       3,399,167
Youbet.com, Inc.* ...............................       107,300         614,829
                                                                   ------------
                                                                      8,428,562
                                                                   ------------
INSURANCE -- 2.9%
Platinum Underwriters Holdings Ltd. .............       240,400       7,185,556
                                                                   ------------

PRODUCER MANUFACTURING -- 2.6%
Amerigon, Inc.* + ...............................       255,800       1,496,430
Dynamic Materials Corp. + .......................        35,000       1,536,500
Fuel-Tech N.V.* .................................        36,550         338,088
Key Tronics Corp.* ..............................       133,950         551,874
Lamson & Sessions Co.* ..........................        38,600         707,152
Memry Corp.* ....................................        59,700         125,370
Miller Industries, Inc.* ........................         3,600          70,704
Sun Hydraulics Corp. + ..........................        45,000       1,093,500
Supreme Industries, Inc. ........................        47,000         441,330
                                                                   ------------
                                                                      6,360,948
                                                                   ------------
CONSUMER DURABLES -- 2.3%
Aldila, Inc. ....................................        59,000       1,430,750
American Oriental Bioengineering, Inc.* + .......       185,000         845,450
Charles & Colvard Ltd. + ........................        57,749       1,441,415
Forward Industries, Inc.* + .....................        80,000       1,877,600
                                                                   ------------
                                                                      5,595,215
                                                                   ------------
FINANCE -- 2.2%
American Physicians Capital, Inc.* ..............        21,700       1,066,121
Centene Corp.* ..................................       119,000       2,978,570
Citizens, Inc.* + ...............................        97,700         627,234
Five Star Quality Care, Inc.* ...................       116,900         806,610
                                                                   ------------
                                                                      5,478,535
                                                                   ------------

SMALL CAP GROWTH FUND
(CONTINUED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 94.1% (CONTINUED)                      SHARES        VALUE
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
Friedman, Billings, Ramsey Group, Inc. + ........       158,850    $  1,618,682
Investment Technology Group, Inc.* ..............        70,900       2,098,640
                                                                   ------------
                                                                      3,717,322
                                                                   ------------
MISCELLANEOUS -- 1.0%
Barrett Business Services, Inc.* ................        16,000         365,600
Cavco Industries, Inc.* .........................        34,300       1,244,404
United States Lime & Minerals, Inc.* ............        27,500         939,125
                                                                   ------------
                                                                      2,549,129
                                                                   ------------
TRANSPORTATION -- 1.0%
Frozen Food Express Industries, Inc.* ...........        54,300         569,607
US Airways Group, Inc.* .........................        85,800       1,802,658
                                                                   ------------
                                                                      2,372,265
                                                                   ------------
RETAIL TRADE -- 0.5%
The Sportsman's Guide, Inc.* ....................        28,100         767,130
Wilsons The Leather Experts, Inc.* ..............        66,700         406,870
                                                                   ------------
                                                                      1,174,000
                                                                   ------------

TOTAL COMMON STOCKS .............................                  $233,696,852
                                                                   ------------

-------------------------------------------------------------------------------
                                                                      MARKET
INVESTMENT FUNDS -- 29.5%                              SHARES         VALUE
-------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund ^** ..    73,233,115    $ 73,233,115
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 123.6%
(Cost $276,943,495) .............................                  $306,929,967

LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.6%)                    (58,538,859)
                                                                   ------------

NET ASSETS -- 100.0% ............................                  $248,391,108
                                                                   ============

*     Non-income producing security.

^     Affiliated Fund, managed by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005 was $56,002,458.

** As of September 30, 2005, $57,727,317 represents collateral for securities loaned.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
===============================================================================
                                                                      MARKET
COMMON STOCKS -- 97.7%                                  SHARES        VALUE
-------------------------------------------------------------------------------
OIL & GAS -- 13.0%
Baker Hughes, Inc. ..............................        18,250    $ 1,089,160
BJ Services Co. .................................        13,860        498,821
ChevronTexaco ...................................        24,133      1,562,129
ConocoPhillips ..................................        39,926      2,791,228
Exxon Mobil .....................................        63,486      4,033,901
                                                                   -----------
                                                                     9,975,239
                                                                   -----------
BANKING -- 12.4%
Bank of America .................................        73,273      3,084,793
Citigroup .......................................        73,403      3,341,305
JP Morgan Chase .................................        57,228      1,941,746
U.S. Bancorp ....................................        38,692      1,086,471
                                                                   -----------
                                                                     9,454,315
                                                                   -----------
PHARMACEUTICALS -- 8.5%
Cardinal Health, Inc. ...........................        16,811      1,066,490
Novartis AG .....................................        24,030      1,225,530
Pfizer ..........................................       144,639      3,611,636
Watson Pharmaceuticals, Inc.* ...................        16,346        598,427
                                                                   -----------
                                                                     6,502,083
                                                                   -----------
COMPUTERS & INFORMATION -- 6.8%
Computer Sciences Corp.* ........................        25,555      1,209,007
First Data Corp. ................................        19,431        777,240
Hewlett-Packard .................................        58,955      1,721,486
International Business Machines .................        19,001      1,524,260
                                                                   -----------
                                                                     5,231,993
                                                                   -----------
FINANCIAL SERVICES -- 6.4%
Freddie Mac .....................................        31,976      1,805,365
Lehman Brothers Holdings ........................        15,950      1,857,856
Merrill Lynch & Co., Inc. .......................        20,573      1,262,154
                                                                   -----------
                                                                     4,925,375
                                                                   -----------
BEVERAGE, FOOD & TOBACCO -- 6.4%
Anheuser Busch ..................................        28,020      1,205,981
Diageo PLC - ADR + ..............................        21,515      1,248,085
McDonald's ......................................        25,153        842,374
Outback Steakhouse, Inc. ........................        43,584      1,595,174
                                                                   -----------
                                                                     4,891,614
                                                                   -----------
INSURANCE -- 5.7%
American International Group, Inc. ..............        25,724      1,593,859
Genworth Financial, Inc. ........................        46,813      1,509,251
Lincoln National Corp. ..........................        24,445      1,271,629
                                                                   -----------
                                                                     4,374,739
                                                                   -----------
ELECTRIC UTILITIES -- 5.6%
Cinergy Corp. ...................................        31,966      1,419,610
Dominion Resources ..............................        15,845      1,364,888
Public Service Enterprise Group, Inc. ...........        23,232      1,495,212
                                                                   -----------
                                                                     4,279,710
                                                                   -----------

VALUE PLUS FUND
(CONTINUED)
===============================================================================
                                                                       MARKET
COMMON STOCKS -- 97.7% (CONTINUED)                       SHARES        VALUE
-------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING -- 5.4%
Clear Channel Communications, Inc. ...............        37,761    $ 1,241,959
Comcast Corp. - Special Class A* .................        51,480      1,481,595
Time Warner, Inc. ................................        47,131        853,542
Viacom, Inc. - Class B ...........................        17,005        561,335
                                                                    -----------
                                                                      4,138,431
                                                                    -----------
TELEPHONE SYSTEMS -- 4.8%
Alltell ..........................................        12,730        828,850
SBC Communications ...............................        57,052      1,367,536
Verizon Communications + .........................        45,239      1,478,864
                                                                    -----------
                                                                      3,675,250
                                                                    -----------
INDUSTRIAL - DIVERSIFIED -- 4.1%
General Electric .................................        60,719      2,044,408
Tyco International ...............................        39,135      1,089,910
                                                                    -----------
                                                                      3,134,318
                                                                    -----------
RETAILERS -- 3.4%
CVS ..............................................        51,141      1,483,600
Home Depot .......................................        28,490      1,086,609
                                                                    -----------
                                                                      2,570,209
                                                                    -----------
ELECTRONICS -- 3.1%
Analog Devices ...................................        17,250        640,665
Flextronics International Ltd.* ..................        65,965        847,650
Intel ............................................        34,415        848,330
                                                                    -----------
                                                                      2,336,645
                                                                    -----------
HEAVY MACHINERY -- 2.3%
Caterpiller ......................................        30,587      1,796,986
                                                                    -----------

HEALTH CARE -- 2.3%
Amgen, Inc.* .....................................        11,025        878,361
WellPoint, Inc.* .................................        11,286        855,705
                                                                    -----------
                                                                      1,734,066
                                                                    -----------
MEDICAL SUPPLIES -- 1.5%
Boston Scientific Corp.* .........................        47,612      1,112,692
                                                                    -----------

BUILDING PRODUCTS -- 1.4%
Masco ............................................        35,806      1,098,528
                                                                    -----------

HOUSEHOLD PRODUCTS -- 1.2%
Kimberly-Clark ...................................        15,557        926,108
                                                                    -----------

PAPER AND RELATED PRODUCTS -- 1.2%
Sealed Air Corp.* ................................        19,046        903,923
                                                                    -----------

CHEMICALS -- 1.1%
Du Pont (E.I.) DE Nemours ........................        21,865        856,452
                                                                    -----------

FARM MACHINERY AND EQUIPMENT -- 1.1%
Deere & Co. ......................................        13,895        850,374
                                                                    -----------

TOTAL COMMON STOCKS ..............................                  $74,769,050
                                                                    -----------

VALUE PLUS FUND
(CONTINUED)
================================================================================
                                                                       MARKET
INVESTMENT FUNDS -- 5.8%                                SHARES         VALUE
--------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund ^** ..      4,398,092    $ 4,398,092
                                                                    -----------

TOTAL INVESTMENT SECURITIES -- 103.5%
(Cost $69,938,422) ..............................                   $79,167,142

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.5%)..                    (2,683,104)
                                                                    -----------

NET ASSETS -- 100.0% ............................                   $76,484,038
                                                                    ===========

*     Non-income producing security.

^     Affiliated Fund, managed by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2005 was $2,590,585.

** As of September 30, 2005, $2,661,772 represents collateral for securities loaned.

ADR - American Depository Receipt.

See accompanying notes to financial statements.

OTHER ITEMS
(UNAUDITED)
================================================================================

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission)?website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the deading entitled "Expenses Paid During the Six Months Ended September 30, 2005" to estimate the expenses you paid on your account during this period.

OTHER ITEMS
(UNAUDITED) (CONTINUED)
================================================================================

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                EXPENSES PAID
                                              NET EXPENSE                        ENDING          DURING THE
                                                  RATIO        BEGINNING         ACCOUNT         SIX MONTHS
                                               ANNUALIZED    ACCOUNT VALUE       VALUE              ENDED
                                               SEPT. 30,      APRIL 1,         SEPT. 30,         SEPT. 30,
                                                  2005           2005             2005              2005*
--------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND
    Class A Actual .................              1.50%     $    1,000.00     $    1,085.00     $        7.84
    Class A Hypothetical ...........              1.50%     $    1,000.00     $    1,017.55     $        7.59

    Class B Actual .................              2.25%     $    1,000.00     $    1,081.00     $       11.74
    Class B Hypothetical ...........              2.25%     $    1,000.00     $    1,013.79     $       11.36

    Class C Actual .................              2.25%     $    1,000.00     $    1,081.00     $       11.74
    Class C Hypothetical ...........              2.25%     $    1,000.00     $    1,013.79     $       11.36

GROWTH OPPORTUNITIES FUND
    Class A Actual .................              1.72%     $    1,000.00     $    1,113.80     $        9.11
    Class A Hypothetical ...........              1.72%     $    1,000.00     $    1,016.44     $        8.69

    Class B Actual .................              3.04%     $    1,000.00     $    1,113.70     $       16.11
    Class B Hypothetical ...........              3.04%     $    1,000.00     $    1,009.83     $       15.32

    Class C Actual .................              2.66%     $    1,000.00     $    1,114.00     $       14.10
    Class C Hypothetical ...........              2.66%     $    1,000.00     $    1,011.73     $       13.42

LARGE CAP CORE EQUITY FUND
    Class A Actual .................              1.00%     $    1,000.00     $    1,030.60     $        5.09
    Class A Hypothetical ...........              1.00%     $    1,000.00     $    1,020.05     $        5.06

    Class B Actual .................              1.75%     $    1,000.00     $    1,026.50     $        8.89
    Class B Hypothetical ...........              1.75%     $    1,000.00     $    1,016.29     $        8.85

    Class C Actual .................              1.75%     $    1,000.00     $    1,026.40     $        8.89
    Class C Hypothetical ...........              1.75%     $    1,000.00     $    1,016.29     $        8.85

OTHER ITEMS
(UNAUDITED) (CONTINUED)
================================================================================

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                 EXPENSES PAID
                                            NET EXPENSE                            ENDING         DURING THE
                                                RATIO        BEGINNING             ACCOUNT        SIX MONTHS
                                             ANNUALIZED    ACCOUNT VALUE           VALUE             ENDED
                                             SEPT. 30,      APRIL 1,             SEPT. 30,        SEPT. 30,
                                                2005           2005                 2005             2005*
---------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
    Class A Actual ...............               1.13%     $     1,000.00     $     1,075.10     $         5.88
    Class A Hypothetical .........               1.13%     $     1,000.00     $     1,019.40     $         5.72

    Class B Actual ...............               2.07%     $     1,000.00     $     1,071.40     $        10.75
    Class B Hypothetical .........               2.07%     $     1,000.00     $     1,014.69     $        10.46

    Class C Actual ...............               1.94%     $     1,000.00     $     1,072.40     $        10.08
    Class C Hypothetical .........               1.94%     $     1,000.00     $     1,015.34     $         9.80

    Class I Actual ...............               0.91%     $     1,000.00     $     1,076.00     $         4.74
    Class I Hypothetical .........               0.91%     $     1,000.00     $     1,020.51     $         4.61

MICRO CAP GROWTH FUND
    Class A Actual ...............               1.95%     $     1,000.00     $     1,056.90     $        10.06
    Class A Hypothetical .........               1.95%     $     1,000.00     $     1,015.29     $         9.85

    Class C Actual ...............               2.70%     $     1,000.00     $     1,053.60     $        13.90
    Class C Hypothetical .........               2.70%     $     1,000.00     $     1,011.53     $        13.62

    Class I Actual ...............               1.55%     $     1,000.00     $     1,060.90     $         8.01
    Class I Hypothetical .........               1.55%     $     1,000.00     $     1,017.30     $         7.84

SMALL CAP GROWTH FUND
    Class A Actual ...............               1.95%     $     1,000.00     $     1,075.40     $        10.15
    Class A Hypothetical .........               1.95%     $     1,000.00     $     1,015.29     $         9.85

    Class B Actual ...............               2.70%     $     1,000.00     $     1,073.40     $        14.03
    Class B Hypothetical .........               2.70%     $     1,000.00     $     1,011.53     $        13.62

    Class C Actual ...............               2.70%     $     1,000.00     $     1,073.30     $        14.03
    Class C Hypothetical .........               2.70%     $     1,000.00     $     1,011.53     $        13.62

    Class I Actual ...............               1.54%     $     1,000.00     $     1,077.10     $         8.02
    Class I Hypothetical .........               1.54%     $     1,000.00     $     1,017.35     $         7.79

OTHER ITEMS
(UNAUDITED) (CONTINUED)
================================================================================

SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)

                                                                                                 EXPENSES PAID
                                             NET EXPENSE                         ENDING           DURING THE
                                                 RATIO        BEGINNING          ACCOUNT          SIX MONTHS
                                              ANNUALIZED    ACCOUNT VALUE         VALUE              ENDED
                                              SEPT. 30,        APRIL 1,         SEPT. 30,          SEPT. 30,
                                                 2005            2005             2005               2005*
---------------------------------------------------------------------------------------------------------------
VALUE PLUS FUND
    Class A Actual ...............               1.30%     $     1,000.00     $     1,027.90     $         6.61
    Class A Hypothetical .........               1.30%     $     1,000.00     $     1,018.55     $         6.58

    Class B Actual ...............               2.05%     $     1,000.00     $     1,023.40     $        10.40
    Class B Hypothetical .........               2.05%     $     1,000.00     $     1,014.79     $        10.35

    Class C Actual ...............               2.05%     $     1,000.00     $     1,023.20     $        10.40
    Class C Hypothetical .........               2.05%     $     1,000.00     $     1,014.79     $        10.35

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

Touchstone Securities, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203

[LOGO] TOUCHSTONE
       INVESTMENTS

                                                                    ------------
                                                                    TSF-158-0509
                                                                    ------------

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Strategic Trust

By (Signature and Title)

/s/ Jill T. McGruder
-------------------------
Jill T. McGruder
President

Date:  December 5, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
-------------------------
Jill T. McGruder
President

Date:  December 5, 2005

/s/ Terrie A. Wiedenheft
-------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  December 5, 2005